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Centennial America Fund, L.P.

------------------------------------------------------------------------------ 6803 South Tucson Way, Englewood, Colorado 80112 1-800-525-9310 (from within the U.S.) 303-768-3200 (from outside the U.S.) Statement of Additional Information dated April 20, 2001 revised April 26,

2001

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated April 20, 2001. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver, Colorado 80217, or by calling the Transfer Agent at the phone numbers shown above.

Contents

PageAbout
the Fund

About Your Account

Financial Information About the Fund

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A B O U T T H E F U N D ------------------------------------------------------------------------------

Additional Information About the Fund’s Investment Policies and Risks

The investment objective and the principal investment policies of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and the types of securities that the Fund’s investment Manager, OppenheimerFunds, Inc. will select for the Fund. Additional explanations are also provided about the strategies the Fund can use to try to achieve its objective.

The Fund’s
Investment Policies. The Fund’s objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. Because it seeks to maintain a stable $1.00 per share price, the Fund does not make investments with the objective of seeking capital growth.

      |X|   Interest  Rate  Risks.  The value of the  investments  held by the
Fund could be  affected  by changes in general  interest  rates.  Because  the current value of debt securities  varies  inversely with changes in prevailing interest  rates,  if interest  rates  increase  after a security is purchased, that security would normally decline in value.  Conversely,  if interest rates
decrease  after  a  security  is  purchased,   its  value  would  rise.  Those
fluctuations in value normally will not generally  result in realized gains or losses to the Fund since the Fund uses the  amortized  cost  method of valuing its shares,  and does not  usually  intend to dispose of  securities  prior to their  maturity.  A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest.  Short-term debt securities and money  market  instruments  normally  do not  fluctuate  in price as much when interest rates change compared to longer-term  securities.  However,  a sharp, sudden  rise in  interest  rates  could  affect  the  values  of money  market investments  the Fund holds,  which could cause the Fund's share price to fall below $1.00 per share.

      The Fund can sell  securities  prior to their  maturity  for a number of reasons,  for example  because of a revised credit  evaluation of an issuer of an instrument  the Fund holds,  or to raise cash to meet  redemptions  of Fund shares, or to take advantage of short-term market variations,  or to correct a deviation  between  the  amortized  cost  value of its  investments  and their market  value.  In these cases,  the Fund could realize a capital gain or loss on the security.

      |X|   Ratings  of   Securities  --  Portfolio   Quality,   Maturity  and
Diversification.  Under  Rule 2a-7 of the  Investment  Company  Act,  the Fund
uses the amortized cost method to value its portfolio  securities to determine the Fund's net asset value per share.  That method is  described  below in the section  entitled  "How to Buy  Shares -  Determination  of Net Asset  Value."
Rule 2a-7 places  restrictions  on a money market  fund's  investments.  Under that Rule,  the Fund may  purchase  only those  securities  that the  Manager, under Board-approved  procedures, has determined have minimal credit risks and
are  "Eligible   Securities."  The  rating   restrictions   described  in  the
Prospectus and this Statement of Additional  Information do not apply to banks in which the Fund's cash is kept.

      An  "Eligible  Security"  is one that  has been  rated in one of the two
highest  short-term  rating  categories  by  any  two   "nationally-recognized
statistical  rating  organizations."  That  term is  defined  in Rule 2a-7 and
they  are  referred  to  as  "Rating   Organizations"  in  this  Statement  of
Additional  Information.  If only  one  Rating  Organization  has  rated  that security,  it must have been rated in one of the two highest rating categories by that  Rating  Organization.  An  unrated  security  that is  judged  by the
Manager to be of  comparable  quality to Eligible  Securities  rated by Rating
Organizations may also be an "Eligible Security."

      Rule 2a-7  permits  the Fund to  purchase  any  number  of  "First  Tier
Securities."  These  are  Eligible  Securities  that  have  been  rated in the highest  rating  category  for  short-term  debt  obligations  by at least two
Rating  Organizations.  If only one Rating Organization has rated a particular security,  it must have been  rated in the  highest  rating  category  by that
Rating  Organization.  Comparable  unrated  securities  may also be First Tier
Securities.

Under Rule 2a-7, the Fund may invest only up to 5% of its total assets in "Second Tier Securities." Those are Eligible Securities that are not "First Tier Securities." In addition, the Fund may not invest more than:
|_| 5% of its total assets in the securities of any one issuer (other than the U.S. Government, its agencies or instrumentalities) or |_| 1% of its total assets or $1 million (whichever is greater) in Second Tier Securities of any one issuer.

      Under  Rule  2a-7,  the Fund must  maintain  a  dollar-weighted  average portfolio  maturity of not more than 90 days,  and the  maturity of any single portfolio  investment  may not exceed 397 days.  The Board  regularly  reviews reports  from the  Manager to show the  Manager's  compliance  with the Fund's procedures and with the Rule.

      If a  security's  rating is  downgraded,  the  Manager  or the  Managing
General  Partners  may have to  reassess  the  security's  credit  risk.  If a security has ceased to be a First Tier  Security,  the Manager  will  promptly reassess  whether the security  continues to present  minimal  credit risk. If the Manager  becomes aware that any Rating  Organization  has  downgraded  its rating  of a Second  Tier  Security  or rated an  unrated  security  below its second highest rating  category,  the Manager or the Managing General Partners shall promptly  reassess whether the security presents minimal credit risk and whether  it is in the best  interests  of the Fund to  retain  it. If the Fund disposes  of the  security  within  five days of the  Manager  learning of the downgrade,  the  reassessment  not  required  and the Manager will provide the
Managing  General  Partners with  subsequent  notice of such  downgrade.  If a security  is  in  default,  or  ceases  to  be  an  Eligible  Security,  or is determined no longer to present  minimal  credit risks,  the Fund must dispose of the  security  as  soon  as is  practicable  unless  the  Managing  General
Partners  determine  it would be in the best  interests  of the Fund to retain the security.

      The Rating Organizations  currently designated as  nationally-recognized statistical  rating  organizations  by the Securities and Exchange  Commission are Standard & Poor's  Ratings  Services,  Moody's  Investors  Service,  Inc.,
Fitch,  Inc.  and Thomson  BankWatch,  Inc.  Appendix A to this  Statement  of
Additional  Information  contains  descriptions  of the rating  definitions of those Rating  Organizations.  Ratings at the time of purchase  will  determine whether  the Fund can  acquire  securities  under the  restrictions  described above.

      |X|   U.S.  Government   Securities.   U.S.  government  securities  are
obligations  issued or  guaranteed  by the U.S.  Government or its agencies or instrumentalities.  They include  Treasury Bills (which mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with  longer  maturities).  All  Treasury  securities  are  backed by the full faith and credit of the United  States as to payment of interest and repayment of principal in a timely  manner.  Although they are generally  unrated,  they are  considered to be of the highest credit quality and to present little risk of default.  "Full faith and credit" means  generally that the taxing power of the U.S.  government  is pledged to the payment of interest  and  repayment of principal on a security.

      The Fund can buy  securities  of various  U.S.  Government  agencies and instrumentalities  that issue or guarantee  securities.  These include,  among others,  the Federal  Housing  Administration,  Farmers  Home  Administration,
Export-Import  Bank  of the  United  States,  Small  Business  Administration,
Government  National Mortgage  Association,  General Services  Administration,
Bank for  Cooperatives,  Federal Home Loan Banks,  Federal Home Loan  Mortgage
Corporation,  Federal Intermediate Credit Banks, Federal Land Banks,  Maritime
Administration,  the Tennessee  Valley  Authority and the District of Columbia
Armory Board.

      If a  security  is not  backed by the full  faith and credit of the U.S.
government,  the  purchaser  of  the  security  must  look  to the  agency  or instrumentality  issuing the obligation for repayment.  The owner might not be able to assert a claim  against  the United  States if the  issuing  agency or instrumentality does not meet its obligation.  Securities issued or guaranteed by U.S. Government agencies and  instrumentalities  are not necessarily backed by the full faith and credit of the United  States.  Some,  such as securities issued by the  Federal  National  Mortgage  Association  ("Fannie  Mae"),  are
backed  by the  right of the  agency or  instrumentality  to  borrow  from the
Treasury.  Others,  such  as  securities  issued  by  the  Federal  Home  Loan
Mortgage Corporation  ("Freddie Mac"), are supported only by the credit of the instrumentality  and not by the  Treasury.  The Fund will invest in securities of U.S.  government  agencies and  instrumentalities  only when the Manager is satisfied  that the credit risk with respect to the agency or  instrumentality is minimal and that the security is an Eligible Security.

      |X|   Repurchase  Agreements.  As a  fundamental  policy,  the  Fund can invest in repurchase  agreements only to purchase U.S. government  securities.
In a repurchase  transaction,  the Fund  acquires a U.S.  government  security from, and simultaneously  resells it to, an approved vendor for delivery on an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during  which  the  repurchase  agreement  is in  effect.  "Approved  vendors"
include  U.S.   commercial   banks,  U.S.  branches  of  a  foreign  bank,  or
broker-dealers  that have been  designated  as primary  dealers in  government securities.  These  entities  must  meet the  credit  requirements  set by the
Manager from time to time.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act, are  collateralized  by the underlying  security.  The Fund's  repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the  collateral's  value must equal or exceed the repurchase price to fully collateralize the repayment obligation.  However, if the vendor fails to pay the  resale  price on the  delivery  date,  the Fund  may  incur  costs in disposing of the collateral  and may  experience  losses if there is any delay
in  its  ability  to  do  so.  The   Manager   will   monitor   the   vendor's
creditworthiness  to  confirm  that the vendor is  financially  sound and will continuously monitor the collateral's value.

Investment Restrictions

|X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

        o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or

o more than 50% of the outstanding shares. The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Managing General Partners can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus. |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund:
|_| The Fund will invest only in obligations issued or guaranteed by the U.S. government or by its agencies and instrumentalities, including mortgage-backed securities, and securities issued by private entities but only if the mortgage collateral underlying the securities is insured, guaranteed, or otherwise backed by the U.S. government or one or more of its agencies or instrumentalities.

|_| The Fund cannot borrow money, except from banks for temporary or emergency purposes in amounts not in excess of 5% of the value of the Fund’s total assets. No assets of the Fund may be pledged, mortgaged or hypothecated other than to secure a borrowing, and then in amounts not exceeding 7.5% of the Fund’s total assets. Borrowings may not be made for investment leverage, but only for liquidity purposes to satisfy redemption requests when liquidation of portfolio securities is considered inconvenient or disadvantageous. However, the Fund may enter into when-issued and delayed-delivery transactions.

        |_| The Fund can enter into repurchase agreements, but it cannot enter into a repurchase transaction that will cause more than 25% of the Fund’s total assets to be subject to such agreements.

|_| The Fund cannot make loans, except that the Fund may purchase or hold debt obligations permitted by its other fundamental policies and may enter into repurchase transactions collateralized by cash or U.S. Government Securities having a value equal at all times to at least 100% of the value of the securities loaned, including accrued interest.

|_| The Fund cannot purchase restricted or illiquid securities (including repurchase agreements of more than seven days’ duration and other securities that are not readily marketable) if more than 5% of the Fund’s total assets would be invested in such securities.

|_| The Fund cannot purchase any securities (other than U.S. government securities) that would cause more than 5% of the Fund’s total assets to be invested in securities of a single issuer, or purchase more than 10% of the outstanding voting securities of an issuer.

|_| The Fund cannot purchase or sell real estate, commodities or commodity contracts, although it may purchase and sell marketable securities that are secured by real estate and marketable securities of companies that invest or deal in real estate. The Fund will not invest in U.S. real property interests within the meaning of Section 897 of the Internal Revenue Code.

|_| The Fund cannot invest in interests in oil, gas, or other mineral exploration or development programs.

|_| The Fund cannot purchase securities on margin or make short sales of securities.
|_| The Fund cannot underwrite securities except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio. However the Fund may acquire securities representing interests in a unit investment trust in connection with the sale of shares of the Fund if, as a result of that acquisition, the Fund holds not more than 3% of the outstanding voting securities of that unit investment trust.

|_| The Fund cannot invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or other acquisition.

|_| The Fund cannot write, purchase or sell puts, calls or combinations thereof, or purchase or sell interest rate futures contracts or related options or otherwise enter into hedging transactions with respect to the Fund’s securities.

|_| The Fund cannot make investments for the purpose of exercising control of management.
|_| The Fund cannot purchase or retain securities of any company if, to the knowledge of the Fund, its officers and Managing General Partners and officers and directors of the Manager individually own more than 0.5% of the securities of such company and together own beneficially more than 5% of those securities.

|_| The Fund cannot invest in any warrants related to common stock.
|_| The Fund cannot invest more than 25% of its assets in a single industry (neither the U.S. government nor any of its agencies or instrumentalities are considered an industry for the purposes of this restriction).

        |_| The Fund cannot issue any class of senior security (as defined in the Investment Company Act) or sell any senior security of which the Fund is the issuer, except as provided in its fundamental policy on borrowing (described above) or as provided in the Investment Company Act.

Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. For purposes of the Fund's policy not to concentrate its investments in a single industry, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

How the Fund Is Managed

Organization and History. The Fund is a diversified, open-end management investment company. It was organized as a limited partnership under the laws of the State of Delaware in 1987. The Fund originally was a long-term U.S. government securities fund but became a money market fund on December 6, 1991.

Summary of the Fund’s Partnership Agreement. The following statements summarize certain provisions of the Fund’s organizational document, its Agreement of Limited Partnership. These statements are qualified in their entirety by the terms of Agreement of Limited Partnership. The full text of the Agreement is reprinted as Exhibit C to this Statement of Additional Information.

      |X|                                         Fund Shares.  All  interests
in the Fund are  partnership  interests  of a single class and are referred to in the Limited  Partnership  Agreement,  the  Prospectus and this Statement of
Additional  Information  as "shares."  While the Fund's single share class has no  designation,  it is deemed to be the  equivalent of Class A shares for the purposes of shareholder  account  policies that apply to Class A shares of the
Oppenheimer  funds.  Shares  of the  Fund may be  purchased  and  redeemed  in accordance  with the Limited  Partnership  Agreement  and as  described in the
Prospectus.  Each  share of the Fund has one vote.  When  issued,  shares  are fully paid,  non-assessable and redeemable.  All shares of the Fund have equal voting,  dividend and liquidation rights but have no subscription,  preemptive or conversion  rights.  There is no  cumulative  voting.  Limited  partners of the Fund do not have the right to voluntarily  transfer or assign their shares to any other person other than to secure a loan.

      |X|                                         General    Partners.     The
general  partners of the Fund consist of a number of individuals,  referred to as Managing General Partners,  and one corporate general partner,  referred to as the  Non-Managing  General  Partner.  In this document the Managing General
Partners  and  Non-Managing  General  Partner are all  referred to as "General
Partners."  Shareholders  of  the  Fund  elect  the  General  Partners  for an indefinite term.

      The Managing General  Partners have complete and exclusive  control over the  management,  conduct and  operation of the Fund's  business in accordance with the Agreement of Limited  Partnership and the laws of Delaware  governing the responsibilities of general partners of limited partnerships.
The  Managing  General  Partners  function  like a board  of  directors.  They establish  the  Fund's  policies  and  review its  management  and  operations pursuant to the Limited Partnership  Agreement.  The Managing General Partners
meet  periodically  throughout  the year to  oversee  the  Fund's  activities, review its performance, and review the actions of the Manager.

      Oppenheimer   Partnership  Holdings,   Inc.,  the  Non-Managing  General
Partner,  is a  wholly  owned  subsidiary  of the  Manager.  The  Non-Managing
General  Partner does not  participate  in the  management of the Fund, but is obligated to maintain an investment in the Fund equal to 1% of its assets.

      The Limited  Partnership  Agreement  provides that the General  Partners are not  personally  liable to any  investor in the Fund for the  repayment of any amounts standing in the account of that investor,  except by reason of the
General  Partner's  willful  misfeasance,   bad  faith,  gross  negligence  or
reckless  disregard  of  the  duties  involved  in the  conduct  of his or her office.  The Limited  Partnership  Agreement  also  provides  that the General
Partners  will not be liable to any  investor  by  reason  of any  failure  to withhold income tax with respect to  distributions  of income from the Fund or any change in any Federal or state tax laws or in the  interpretation  of such laws  as  they  apply  to the  Fund or its  investors  so long as the  General
Partners  have acted in good faith and in a manner  reasonably  believed to be in the best interests of the investors.

      The General Partners generally are entitled to indemnification  from the
Fund  against  liabilities  and  expenses to which they may become  subject in their  capacity as General  Partners of the Fund,  provided they have acted in good faith and for a purpose which they reasonably  believed to be in the best interests of the Fund or its investors.  That  indemnification  by the Fund is limited to the assets of the Fund.

      |X|                                         Liability     of     Limited
Partners.  In  general,   limited  partners  are  not  personally  liable  for
obligations  of a partnership  unless they  participate  in the control of the partnership's  business.  Under the terms of the  Partnership  Agreement,  the
Fund's  limited  partners do not have the right to  participate in the control of the Fund's  business,  but they may  exercise  the right to vote on matters affecting  the  basic  structure  of the  Fund,  including  matters  requiring investor approval under the Investment Company Act.

      Under  Delaware  law, the  liability of each limited  partner (in his or her capacity as a limited partner) for the losses,  debts and obligations of a
Fund is generally  limited to that partner's  capital  contribution  (which is the price of shares  purchased by that  partner net of all sales  charges) and his or her share of any undistributed  income or assets of the Fund.  However, under  certain  circumstances,  limited  partners  may be  required  to return amounts  previously  distributed  to  them,  for  the  benefit  of the  Fund's creditors.  The Fund intends to include in its contracts a provision  limiting the claims of creditors to the Fund's  assets and may carry  insurance in such amounts  as  the  Managing  General  Partners,  in  their  judgment,  consider reasonable to cover potential liabilities of the Fund.

      In   addition,   the  Limited   Partnership   Agreement   provides   for
indemnification   out  of  the  Fund's  property  for  any  shareholder   held
personally  liable for any  obligation  of the Fund.  The Limited  Partnership
Agreement  also  provides that the Fund,  upon request,  will pay the claim or shall  assume the  defense of any claim made  against any  shareholder  if the
Partnership  believes the claim to be without merit. As a result,  the risk of a shareholder  incurring  financial loss on account of his or her liability as a limited partner is limited to  circumstances  in which the Fund itself would be unable  to meet its  obligations.  The  Manager  believes  that the risk of personal  liability  to  shareholders  is  extremely  remote,  in  view of the protections  described above and in view of the character of the operations of the Fund as an investment company.  The foregoing  indemnification  provisions do not apply to any  liability of the Fund  arising out of any  liability of a limited  partner  for  withholding  tax on his or  her  shares,  whether  that liability is due to the limited  partner's  improper  certification  of his or her tax status or for some other reason.

      |X|   Meetings of  Shareholders.  The Fund's  Limited  Partners  and its
General  Partners,  including the Managing General  Partners,  are referred to collectively  in this Statement of Additional  Information as  "shareholders."
The Fund is not required to hold,  and does not plan to hold,  regular  annual meetings of shareholders.  The Fund will hold shareholder meetings:
o     when  required  to  do  so  by  the  Investment  Company  Act  or  other applicable law, or
o     when a shareholder  meeting is called by the Managing General  Partners,
      or
o     upon proper request of the shareholders.

      Limited  partners  have the exclusive  right to vote on certain  matters affecting  the  Fund  set  forth  in  the  Partnership  Agreement.  Under  the
Partnership  Agreement,  a Managing General Partner may be removed by the vote of  two-thirds of the  outstanding  shares of the Fund.  The Managing  General
Partners  will call a meeting  of  shareholders  to vote on the  removal  of a
Managing  General  Partner upon the written  request of the record  holders of
10% of its outstanding shares.

      If the  Managing  General  Partners  receive a request  from at least 10 shareholders  stating that they wish to communicate with other shareholders to request a meeting to remove a Managing General  Partner,  the Managing General
Partners will then either make the Fund's  shareholder  list  available to the applicants  or mail  their  communication  to all  other  shareholders  at the applicants' expense.

      |X|                                         Term    of    Existence    -
Dissolution  of the Fund.  The Fund  expects to  continue in  existence  until
December 31, 2037, but shall be dissolved  before that date if and when any of the following circumstances occur:

(1)   the shareholders of the Fund approve the prior  dissolution of the Fund;
         or
(2)   the Fund disposes of all of its assets; or
(3)   a General Partner  withdraws and the remaining  General  Partners do not elect to continue the operations of the Partnership; or

        (4) there are no remaining General Partners (unless the shareholders agree by unanimous vote to continue the Fund in circumstances where the last remaining General Partner was not removed by them, and new General Partners are promptly elected by the shareholders).

Other than being able to require the Fund to redeem outstanding shares as described in the Prospectus under "How to Sell Shares," limited partners have no right to the return of any part of their contributions to the Fund unless and until the Fund is dissolved. Distributions to a shareholder by the Fund, whether upon redemption, dissolution or otherwise, will be in proportion to the number of outstanding shares held by the shareholder without regard to the dollar amount contributed to the Fund or the amount of any profits of the Fund received. |X| Other Provisions. The Partnership Agreement also provides for the pricing, purchase and redemption of shares of the Fund as described below, as well as procedures relating to the giving of notices, the calling of meetings and solicitation of shareholder consents. In addition, the Partnership Agreement contains provisions relating to the maintenance of books and records by the Fund, the accounting procedures to be followed by the Fund, the allocation for U.S. Federal income tax purposes of items of income, gain, loss, deduction and credit, and the procedures by which amendments to the Partnership Agreement may be made. Limited partners have the right to obtain current copies of the Partnership Agreement and certain other records of the Fund. The records of the Fund, although available to limited partners upon request and to certain other persons in connection with Fund business, are not matters of public record.

Managing General Partners and Officers of the Fund. The Fund’s Managing General Partners and officers and their principal occupations and business affiliations during the past five years are listed below. Managing General Partners denoted with an asterisk (*) below are deemed to be “interested persons” of the Fund under the Investment Company Act. All of the Managing General Partners are also Managing General Partner, directors or trustees of the following Denver-based Oppenheimer funds1:

Oppenheimer Cash Reserves             Oppenheimer Select Managers
Oppenheimer Champion Income Fund      Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund       Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund           Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund   Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds           Panorama Series Fund, Inc.
Oppenheimer  Limited-Term  Government
Fund                                  Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.   Centennial California Tax Exempt Trust
Oppenheimer  Main Street  Opportunity
Fund
Oppenheimer  Main  Street  Small  Cap
Fund                                  Centennial Government Trust
Oppenheimer Municipal Fund            Centennial Money Market Trust
Oppenheimer Real Asset Fund           Centennial New York Tax Exempt Trust
                                      Centennial Tax Exempt Trust

James C.  Swain*,  Chairman,  Chief  Executive  Officer and  Managing  General
Partner, Age: 67.
6803 South Tucson Way, Englewood, Colorado 80112
Vice Chairman of the Manager (since September 1988);  formerly President and a
director  of  Centennial   Asset   Management   Corporation,   a  wholly-owned
subsidiary of the Manager and Chairman of the Board of  Shareholder  Services,
Inc., a transfer agent subsidiary of the Manager.

Robert G. Avis*, Managing General Partner, Age: 69.
10369 Clayton Road, St. Louis, Missouri 63131
Director and  President of A.G.  Edwards  Capital,  Inc.  (General  Partner of
private equity funds),  formerly,  until March 2000,  Chairman,  President and
Chief Executive Officer of A.G. Edwards Capital,  Inc.; formerly,  until March
1999,  Vice Chairman and Director of A.G.  Edwards,  Inc. and Vice Chairman of
A.G.  Edwards & Sons,  Inc. (its brokerage  company  subsidiary);  until March
1999,  Chairman of A.G.  Edwards  Trust  Company and A.G.E.  Asset  Management
(investment advisor);  until March 2000, a Director of A.G. Edwards & Sons and
A.G. Edwards Trust Company.

Sam Freedman, Managing General Partner, Age: 60.
4975 Lakeshore Drive, Littleton, Colorado 80123
Formerly  (until  October  1994)  Chairman  and  Chief  Executive  Officer  of
OppenheimerFunds  Services,  Chairman,  Chief Executive Officer and a director of Shareholder Services,  Inc., Chairman, Chief Executive Officer and director of  Shareholder  Financial  Services,  Inc.,  Vice  President  and director of
Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

C. Howard Kast, Managing General Partner, Age: 79.
2552 East Alameda, Denver, Colorado 80209
Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M. Kirchner, Managing General Partner, Age: 79.
7500 E. Arapahoe Road, Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Carol E. Wolf, Vice President and Portfolio Manager, Age: 49.
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  (since  June 2000) of the  Manager;  an  officer  and portfolio manager of other Oppenheimer  funds;  formerly Vice President of the
Manager (June 1990 - June 2000).

Andrew J. Donohue, Vice President and Secretary, Age: 50.
Two World Trade Center, New York, New York 10048-0203
Executive Vice President (since January 1993),  General Counsel (since October
1991) and a director  (since  September  1995) of the Manager;  Executive Vice
President and General  Counsel (since  September  1993) and a director  (since
January  1992)  of   OppenheimerFunds   Distributor,   Inc.;   Executive  Vice
President,   General  Counsel  and  a  director  (since   September  1995)  of
HarbourView  Asset  Management   Corporation,   Shareholder  Services,   Inc.,
Shareholder  Financial Services,  Inc. and Oppenheimer  Partnership  Holdings,
Inc., of OFI Private Investments,  Inc. (since March 2000), and of Oppenheimer
Trust Company (since May 2000);  President and a director of Centennial  Asset
Management  Corporation  (since  September 1995) and of Oppenheimer Real Asset
Management,  Inc.  (since July 1996);  Vice  President  and a director  (since
September  1997)  of  OppenheimerFunds   International  Ltd.  and  Oppenheimer
Millennium  Funds plc;  a  director  (since  April  2000) of  OppenheimerFunds
Legacy Program;  General  Counsel (since May 1996) and Secretary  (since April
1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted,  Treasurer and Principal  Financial and  Accounting  Officer,
Age: 41.
6803 South Tucson Way, Englewood, Colorado 80112
Senior  Vice  President  and  Treasurer  (since  March  1999) of the  Manager;
Treasurer  (since March 1999) of  HarbourView  Asset  Management  Corporation,
Shareholder  Services,  Inc.,  Oppenheimer Real Asset Management  Corporation,
Shareholder  Financial Services,  Inc. and Oppenheimer  Partnership  Holdings,
Inc.,   of  OFI  Private   Investments,   Inc.   (since  March  2000)  and  of
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc
(since May 2000);  Treasurer and Chief  Financial  Officer (since May 2000) of
Oppenheimer  Trust  Company;   Assistant   Treasurer  (since  March  1999)  of
Oppenheimer  Acquisition Corp. and of Centennial Asset Management Corporation;
an officer of other Oppenheimer funds;  formerly Principal and Chief Operating
Officer,  Bankers Trust Company - Mutual Fund Services  Division (March 1995 -
March 1999);  Vice  President and Chief  Financial  Officer of CS First Boston
Investment Management Corp. (September 1991 - March 1995).

Robert G. Zack, Assistant Secretary, Age: 52.
Two World Trade Center, New York, New York 10048-0203
Senior Vice President  (since May 1985) and Associate  General  Counsel (since
May 1981) of the Manager;  Assistant Secretary of Shareholder  Services,  Inc.
(since May 1985),  Shareholder Financial Services, Inc. (since November 1989);
OppenheimerFunds  International  Ltd.  and  Oppenheimer  Millennium  Funds plc
(since October 1997); an officer of other Oppenheimer funds.

Robert J. Bishop, Assistant Treasurer, Age: 42.
6803 South Tucson Way, Englewood, Colorado 80112
Vice President of the  Manager/Mutual  Fund  Accounting  (since May 1996);  an officer of other  Oppenheimer  funds;  formerly an Assistant Vice President of the  Manager/Mutual  Fund  Accounting  (April  1994  - May  1996)  and a  Fund
Controller of the Manager.

Scott T. Farrar, Assistant Treasurer, Age: 35.
6803 South Tucson Way, Englewood, Colorado 80112
Vice  President  of the  Manager/Mutual  Fund  Accounting  (since  May  1996);
Assistant Treasurer of Oppenheimer  Millennium Funds plc (since October 1997);
an officer of other  Oppenheimer  Funds;  formerly an Assistant Vice President of the  Manager/Mutual  Fund  Accounting  (April 1994 - May 1996),  and a Fund
Controller of the Manager.

Remuneration  of  Managing  General  Partners.  The  officers  of the Fund and certain  Managing  General Partners of the Fund (Mr. Swain) who are affiliated with the  Manager  receive  no  salary  or fee from the  Fund.  The  remaining
Managing General  Partners of the Fund received the compensation  shown below.
The compensation  from the Fund was paid during its fiscal year ended December
31, 2000. The  compensation  from all of the  Denver-based  Oppenheimer  funds includes the Fund and is compensation  received as a Managing General Partner, director,  trustee or member of a committee  of the Board  during the calendar year 2000.

  -----------------------------------------------------------------------------
                               Aggregate         Total Compensation
  Managing  General  Partner's Compensation      from all Denver-Based
  Name                         from Fund         Oppenheimer Funds1
  and Other Positions
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Robert G. Avis               $228              $72,000
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  William A. Baker 2           $209              $63,999
                               ------------------------------------------------
  -----------------------------------------------------------------------------

  Sam Freedman
  Review Committee Chairman    $253              $80,100
  -----------------------------------------------------------------------------
                               ------------------------------------------------

  C. Howard Kast
  Audit   Committee   Chairman
  and Review Committee Member  $271              $86,150
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------

  Robert M. Kirchner
  Audit Committee Member       $241              $76,950
                               ------------------------------------------------
  -----------------------------------------------------------------------------

  Ned M. Steel 2               $209              $63,999
  -----------------------------------------------------------------------------
1.    For the 2000 calendar year.
   2.       Effective,  July 1,  2000,  Messrs.  Baker and Steel  resigned  as
      Managing General Partners and subsequently  became Trustees  Emeritus of the Fund.

Deferred Compensation
Plan for Managing General Partners.  The Managing General Partners have adopted a Deferred Compensation Plan for disinterested Managing General Partners that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Managing General Partner is periodically adjusted as though an equivalent amount had been invested in shares of one or more
Oppenheimer funds selected by the Managing General Partner. The amount paid to the Managing General Partner under this plan will be determined based upon the performance of the selected funds.

      Deferral of fees of the Managing  General  Partners under this plan will not  materially  affect  the  Fund's  assets,  liabilities  or net  income per share.  This plan will not  obligate  the Fund to retain the  services  of any
Managing  General  Partner or to pay any particular  level of  compensation to any Managing  General  Partner.  Pursuant to an Order issued by the Securities and  Exchange  Commission,  the Fund may invest in the funds  selected  by any
Managing General Partner under this plan without shareholder  approval for the limited  purpose of determining  the value of the Managing  General  Partners'
deferred fee accounts.

Major  Shareholders.  As of March  29,  2001,  the only  person  who  owned of record or was known by the Fund to own  beneficially  5% or more of the Fund's outstanding  shares was A.G.  Edwards & Sons, Inc. ("A.G.  Edwards"),  1 North
Jefferson Avenue, St. Louis,  Missouri 63103, which owned 39,289,478 shares of the Fund (82% of the then  outstanding  shares of the Fund). The Fund has been informed  that,  as to shares held of record by A.G.  Edwards,  the  following shareholders  owned more than 5% of the  outstanding  shares of the Fund as of
March 29, 2001:

Efficient
Supply, c/o A.G. Edwards, 1 North Jefferson, St. Louis, Missouri, which owned
10,299,041.290 shares (approximately 25.72% of the shares of the Fund then outstanding).

      Team Haas USA Ltd.,  c/o A.G.  Edwards,  1 North  Jefferson,  St. Louis,
      Missouri,  which owned 2,993,622.00 shares  (approximately  7.65% of the shares of the Fund then outstanding).

      Treasury TT Co Lt., c/o A.G.  Edwards,  1 North  Jefferson,  St.  Louis,
      Missouri,  which owned 3,373,631.710 shares  (approximately 8.42% of the shares of the Fund then outstanding).

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by  Massachusetts  Mutual Life Insurance  Company.
The  Manager  has a Code of  Ethics.  It is  designed  to detect  and  prevent improper personal trading by certain employees,  including portfolio managers, that would  compete with or take  advantage of the portfolio  transactions  of funds managed by the Manager.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The portfolio  managers of the Fund are principally  responsible for the day-to-day  management of the Fund's  investment  portfolio.  Other members of
the  Manager's  fixed-income   portfolio  department,   particularly  security
analysts,  traders and other portfolio  managers,  have broad  experience with fixed-income  securities.  They  provide the Fund's  portfolio  managers  with research and support in managing the Fund's investments.

      |X|               The  Investment   Advisory   Agreement.   The  Manager
provides  investment  advisory  and  management  services to the Fund under an investment  advisory  agreement  between the Manager and the Fund. The Manager selects  securities  for the  Fund's  portfolio  and  handles  its  day-to-day business.  The agreement requires the Manager,  at its expense, to provide the
Fund with adequate  office space,  facilities and equipment.  It also requires the Manager to provide and supervise the activities of all  administrative and clerical  personnel  required  to  provide  effective  administration  for the
Fund.  Those  responsibilities  include the  compilation  and  maintenance  of records  with  respect  to its  operations,  the  preparation  and  filing  of specified  reports,  and  composition  of  proxy  materials  and  registration statements for continuous public sale of shares of the Fund.

      Expenses  not  expressly  assumed by the  Manager  under the  investment advisory  agreement are paid by the Fund.  The investment  advisory  agreement lists  examples of expenses paid by the Fund. The major  categories  relate to interest,  taxes, fees to certain Managing General  Partners,  legal and audit expenses,  custodian  and  transfer  agent  expenses,  share  issuance  costs, certain printing and registration costs and non-recurring expenses,  including litigation  costs.  The  management  fees paid by the Fund to the  Manager are calculated at the rates described in the Prospectus.

      -----------------------------------------------------------------------

        Fiscal Year ending    Management Fee Paid to OppenheimerFunds, Inc.
               12/31
      -----------------------------------------------------------------------
      -----------------------------------------------------------------------

               1998                              $88,659
      -----------------------------------------------------------------------
      -----------------------------------------------------------------------

               1999                              $109,230
      -----------------------------------------------------------------------
      -----------------------------------------------------------------------

               2000                              $158,806
      -----------------------------------------------------------------------
The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties under the agreement. The agreement permits the Manager to act as investment adviser for any other person, firm or corporation. |X| The Distributor. Under its General Distributor's Agreement with the Fund, Centennial Asset Management Corporation, a subsidiary of the Manager, acts as the Fund's principal underwriter and Distributor in the continuous public offering of the Fund's shares. The Distributor is not obligated to sell a specific number of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Fund makes payments to the Distributor under its service plan described below. The Fund's use of the name "Centennial" as part of its name is under a license from the Distributor. If the Distributor ceases to be the Fund's distributor, the right of the Fund to use the name "Centennial" as part of its name may be terminated by the Distributor, and the Fund's Managing General Partners would be required to take action promptly to change the Fund's name. |X| The Sub-Distributor. The Distributor has retained OppenheimerFunds Distributor, Inc., a wholly-owned subsidiary of the Manager, to act as Sub-Distributor of the Fund's shares. The Sub-Distributor acts as the Distributor's agent for accepting orders from dealers, brokers and investors to purchase shares of the Fund. The Sub-Distributor is not obligated to sell a specific number of shares.

Portfolio Transactions. Portfolio decisions are based upon recommendations and judgment of the Manager, subject to the overall authority of the Managing General Partners. Most purchases made by the Fund are principal transactions at net prices, so the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked prices.

The Fund seeks to obtain prompt execution of orders at the most favorable net price. If dealers are used for portfolio transactions, transactions may be directed to dealers for their execution and research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Investment research services may be supplied to the Manager by a third party at the instance of a broker through which trades are placed. Those services may include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. Subject to applicable rules covering the Manager's activities in this area, sales of shares of the Fund and/or the other investment companies managed by the Manager or distributed by the Distributor or Sub-Distributor may also be considered as a factor in the direction of transactions to dealers. That must be done in conformity with the price, execution and other considerations and practices discussed above. Those other investment companies may also give similar consideration relating to the sale of the Fund's shares. No portfolio transactions will be handled by any securities dealer affiliated with the Manager. The Fund's policy of investing in short-term debt securities with maturity of less than one year results in high portfolio turnover and may increase the Fund's transaction costs. However, since brokerage commissions, if any, are small, high turnover does not have an appreciable adverse effect upon the income of the Fund.

Service Plan

The Fund has adopted a Service Plan under Rule 12b-1 of the Investment Company Act. Under that plan, the Fund reimburses the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Fund shares, as described in the Prospectus.

Under the plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are all referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold shares of the Fund. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts or sub-accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Distributor pays plan recipients quarterly at an annual rate not to exceed 0.20% of the average annual net assets consisting of Fund shares held for the account of the recipient's customers.

Under the plan, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Fund's Independent Managing General Partners. The Managing General Partners have set no minimum amount.

Each recipient who is to receive distribution payments for any quarter must certify in writing that the aggregate payments to be received from the Fund and the Distributor during that quarter do not exceed the recipient's costs in rendering services and for the maintenance of accounts during the month or quarter, and that they will reimburse the Fund for any excess.

      Unless the plan is terminated as described  below, the plan continues in effect from year to year,  but only if the Fund's  Managing  General  Partners and its Independent  Managing General Partners  specifically  vote annually to approve  its  continuance.  Approval  must be by a vote  cast in  person  at a meeting  called for the  purpose of voting on  continuing  the plan.  The plan may be  terminated  at any time by the vote of a majority  of the  Independent
Managing  General  Partners or by the vote of the holders of a "majority"  (as defined in the Investment  Company Act) of the outstanding  voting  securities of the Fund.

      The Managing  General  Partners  and the  Independent  Managing  General
Partners  must  approve all material  amendments,  including a majority of the
Independent  Managing General  Partners.  An amendment to increase  materially the  amount  of  payments  to be made  under  the  plan  must be  approved  by shareholders,  in the manner set forth above. For the Fund's fiscal year ended
December 31, 2000,  payments under the plan totaled $69,988,  all of which was paid by the  Distributor  to  recipients.  The  Distributor  cannot recover in later periods any unreimbursed expenses it incurs for a particular quarter.

      While the plan is in effect,  the  Treasurer  of the Fund must provide a report to the Managing  General Partners in writing at least quarterly for its review.  The report  shall  detail the amount of all  payments  made under the plan,  the  identity of each  recipient of payments and the purposes for which the  payments  were made.  The plan  states  that  while it is in effect,  the selection and  nomination of those Managing  General  Partners of the Fund who are not  "interested  persons" of the Fund is committed to the  discretion  of
the  Independent  Managing  General  Partners.   This  does  not  prevent  the
involvement  of others in the  selection and  nomination  process if the final decision as to the  selection or  nomination  is approved by a majority of the
Independent Managing General Partners.

      Under the plan, from time to time in their sole discretion,  the Manager and the  Distributor  can use their own  resources  (at no direct  cost to the
Fund) to make payments to brokers,  dealers and other  financial  institutions for distribution  and  administrative  services they perform.  The Manager may use its profits from the  advisory  fees it receives  from the Fund.  In their sole discretion,  the Manager and the Distributor may increase or decrease the amount of payments they make from their own resources to plan recipients.

      The  Distributor  and  Sub-Distributor  have entered  into  Supplemental
Distribution  Assistance  Agreements under the plan with selected dealers that distribute shares of Oppenheimer Cash Reserves,  Centennial  Government Trust,
Centennial New York Tax Exempt Trust,  Centennial  California Tax Exempt Trust
and the Fund.  Under those  supplemental  agreements,  the  Distributor  makes quarterly  payments for  distribution-related  services at an annual rate that ranges  from 0.10% to 0.30% of the  average  net asset  value of shares of the above-mentioned  funds owned during the quarter  beneficially  or of record by the dealer or its customers.  However,  no payment shall be made to any dealer for any  quarter  during  which the  average  net asset value of shares of the above-mentioned  funds  owned  during  that  quarter  by  the  dealer  or  its customers is less than $5 million.

      Payments under supplemental  agreements are not a Fund expense. They are made by the  Distributor  out of its own  resources or out of the resources of the  Manager,  which may include  profits  derived  from the  advisory  fee it receives  from  the  Fund.  The  Distributor  may  not  make  payments  to its affiliates under the Supplemental Agreements.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include “yield,” “compounded effective yield” and “average annual total return.” An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund’s performance as of the Fund’s most recent fiscal year end. You can obtain current performance information by calling the Fund’s Transfer Agent at 1-800-525-9310.

The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. If the fund shows total returns in addition to its yields, the returns must be for the 1-, 5- and 10-year periods ending as of the most recent calendar quarter prior to the publication of the advertisement (or its submission for publication). Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparisons with other investments:

        o Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder’s account. Your account’s performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time than the shares used in the model.

        o An investment in the Fund is not insured by the FDIC or any other government agency.

o The Fund's yield is not fixed or guaranteed and will fluctuate. o Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns. |X| Yields. The Fund's current yield is calculated for a seven-day period of time as follows. First, a base period return is calculated for the seven-day period by determining the net change in the value of a hypothetical pre-existing account having one share at the beginning of the seven-day period. The change includes dividends declared on the original share and dividends declared on any shares purchased with dividends on that share, but such dividends are adjusted to exclude any realized or unrealized capital gains or losses affecting the dividends declared. Next, the base period return is multiplied by 365/7 to obtain the current yield to the nearest hundredth of one percent.
The compounded effective yield for a seven-day period is calculated by (1) adding 1 to the base period return (obtained as described above), (2) raising the sum to a power equal to 365 divided by 7, and (3) subtracting 1 from the result.

      The  yield  as  calculated   above  may  vary  for  accounts  less  than
approximately  $100 in value due to the  effect  of  rounding  off each  daily dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure  described  above does not take into  consideration  any realized or unrealized  gains or  losses  on the  Fund's  portfolio  securities  which may affect  dividends.  Therefore,  the  return  on  dividends  declared  during a period  may not be the  same on an  annualized  basis  as the  yield  for that period.

      o  Total  Return  Information.  There  are  different  types  of  "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  The  cumulative  total  return  measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average  rate of return for each year in a period  that would  produce the cumulative  total  return  over the entire  period.  However,  average  annual total  returns  do not show  actual  year-by-year  performance.  The Fund uses standardized  calculations  for its total  returns as  prescribed  by the SEC.
The methodology is discussed below.

      |_|   Average  Annual Total  Return.  The "average  annual total return"
is an average  annual  compounded  rate of return for each year in a specified number of years.  It is the rate of return  based on the  change in value of a hypothetical  initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending  Redeemable  Value  ("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------
ERV 1/N
____ -1 = Average Annual Total Return
P
------------------------------------------------------------------------------

      |_|   Cumulative   Total   Return.   The   "cumulative   total   return"
calculation  measures  the  change in value of a  hypothetical  investment  of
$1,000 over an entire period of years.  Its calculation  uses some of the same factors as average  annual total  return,  but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

-------------------------------------------------------------------------
ERV-P
______ = Total Return
P
------------------------------------------------------------------------------

---------------------------------------------------------------------------------
                   Compounded      Average Annual Total Returns (at 12/31/00)
     Yield       Effective Yield
 (7 days ended    (7 days ended
   12/31/00)        12/31/00)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                     1-Year          5 Years        10 Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

     5.82%            5.99%           5.52%           4.61%         4.08% (1)
---------------------------------------------------------------------------------
(1)   Inception: 12/5/91

      |X|               Other Performance  Comparisons.  Yield information may
be useful to  investors  in  reviewing  the Fund's  performance.  The Fund may make comparisons  between its yield and that of other  investments,  by citing various  indices such as The Bank Rate  Monitor  National  Index  (provided by
Bank Rate Monitor(TM))  which measures the average rate paid on bank money market accounts,  NOW accounts and  certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When  comparing the Fund's yield with that of other  investments,  investors  should  understand  that certain other investment  alternatives  such as  certificates  of deposit,  U.S.  government securities,  money  market  instruments  or bank  accounts  may provide  fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its  advertisements and sales literature  performance  information  about the Fund cited in other newspapers and  periodicals,  such as The New York Times,  which may include  performance quotations from other sources.

      From time to time,  the Fund's  Manager may publish  rankings or ratings of the Manager (or the Transfer  Agent) or the investor  services  provided by them  to  shareholders  of  the  Oppenheimer  funds,  other  than  performance rankings of the  Oppenheimer  funds  themselves.  Those ratings or rankings of investor/shareholder  services by third  parties  may compare the  services of the Oppenheimer  funds to those of other mutual fund families  selected by the rating or ranking  services.  They may be based on the  opinions of the rating or ranking  service  itself,  based on its research or  judgment,  or based on surveys of investors, brokers, shareholders or others.
------------------------------------------------------------------------------ A B O U T Y O U R A C C O U N T ------------------------------------------------------------------------------

How to Buy Shares

The availability to investors of the various purchase (and redemption) programs described in this Statement of Additional Information depending on how an Investor buys shares. Different features and services are available to Direct Investors (those Investors who buy through the Distributor or through another broker-dealer but have shares registered directly in the Investor's name) and Investors who are Program Participants in the Automatic Purchase and Redemption Program of a particular broker-dealer.

      |X|               The  Oppenheimer  Funds.  The  Oppenheimer  funds  are
those mutual funds for which  OppenheimerFunds  Distributor,  Inc. acts as the distributor or the sub-distributor and include the following:

Oppenheimer Bond Fund                   Oppenheimer  Main Street Growth & Income Fund
Oppenheimer California Municipal Fund   Oppenheimer Main Street Opportunity Fund
Oppenheimer Capital AppreciationFund    Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund   Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund         Oppenheimer Multiple Strategies Fund
Oppenheimer Champion Income Fund        Oppenheimer Municipal Bond Fund
Oppenheimer Convertible Securities Fund OSM1 - MercuryAdvisors S&P 500 Index
OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Developing Markets Fund     Oppenheimer Disciplined Allocation Fund
Oppenheimer New York Municipal Fund     Oppenheimer Value Fund
Oppenheimer New Jersey Municipal Fund   Oppenheimer Discovery Fund
Oppenheimer Pennsylvania Municipal Fund Oppenheimer Emerging Growth Fund
OSM1 -QM Active Balanced Fund Oppenheimer Emerging Technologies Fund
Oppenheimer Quest Balanced Value Fund    Oppenheimer Quest Capital Value Fund,
Oppenheimer Enterprise Fund Inc.         Oppenheimer Quest Global Value Fund,Inc.
Oppenheimer Europe Fund                  Oppenheimer Florida Municipal Fund
Oppenheimer Quest Opportunity Value Fund OSM1 - Gartmore Millennium Growth Fund
Oppenheimer Quest Value Fund, Inc.       Oppenheimer Global Fund
Oppenheimer Real Asset Fund              Oppenheimer Global Growth & Income Fund
OSM1 - Salomon Brothers Capital Fund     Oppenheimer Gold & Special Minerals Fund
Oppenheimer Senior Floating Rate Fund    Oppenheimer Growth Fund
Oppenheimer Small Cap Value Fund         Oppenheimer High Yield Fund
Oppenheimer Strategic Income Fund        Oppenheimer Intermediate Municipal Fund
Oppenheimer Total Return Fund, Inc.      Oppenheimer International Bond Fund
Oppenheimer Trinity Core Fund            Oppenheimer International Growth Fund
Oppenheimer Trinity Growth Fund          Oppenheimer International Small Company Fund
Oppenheimer Trinity Value Fund           OSM1-Jennison Growth Fund
Oppenheimer U.S. Government Trust        Oppenheimer Large Cap Growth Fund
Limited-Term New York Municipal Fund     Oppenheimer Limited-Term Government Fund
Rochester Fund Municipals
And the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" is Oppenheimer Select Managers

Determination of Net Asset Value Per Share. The net asset value per share of the Fund is determined twice each day that the New York Stock Exchange (“Exchange”) is open, at 12:00 Noon and at 4:00 P.M., by dividing the value of the Fund’s net assets by the total number of shares outstanding. All references to time in this Statement of Additional Information mean New York time. The Exchange’s most recent annual announcement (which is subject to change) states that it will close on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

The Fund's Managing General Partners have adopted the amortized cost method to value the Fund's portfolio securities. Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security. This method does not take into consideration any unrealized capital gains or losses on securities. While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Fund would receive if it sold the security. The Fund's Managing General Partners have established procedures reasonably designed to stabilize the Fund's net asset value at $1.00 per share. Those procedures include a review of the Fund's portfolio holdings by the Managing General Partners, at intervals it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The Managing General Partners will examine the extent of any deviation between the Fund's net asset value based upon available market quotations and amortized cost. If the Fund's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Managing General Partners to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Managing General Partners will take whatever steps they consider appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Fund but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Fund would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. The Fund’s checks are drafts against the Fund that are payable through the Fund’s bank (which is referred to as the “Bank” in this section). When a check is presented to the Bank for clearance, the Bank will ask the Fund to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check. This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Fund. Checks may not be presented for payment at the offices of the Bank or the Fund’s custodian bank. This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks. The Fund reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time without prior notice.

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For Direct Investors, Checkwriting is arranged though the Fund’s Transfer Agent. Investors who are Program Participants in a broker-dealer’s Automatic Purchase and Redemption Program must arrange for Checkwriting and obtain signature cards through the Investor’s broker-dealer firm.

------------------------------------------------------------------------------ In choosing to take advantage of the Checkwriting privilege, by signing the Account Application or by completing a Checkwriting card, each individual who signs: (1) for individual accounts, represents that they are the registered owner(s) of the shares of the Fund in that account;

        (2) for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);

        (3) authorizes the Fund, its Transfer Agent and any bank through which the Fund’s drafts (checks) are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;

(4) specifically acknowledges that if they choose to permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the Checkwriting card or the Application, as applicable;

(5) understands that the Checkwriting privilege may be terminated or amended at any time by the Fund and/or the Fund's Bank; and

        (6) acknowledges and agrees that neither the Fund nor its Bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemptions proceeds may be delayed if the Fund’s custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund’s next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

Automatic Withdrawal Plans. Direct Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the Investor for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.

Payments are normally made by check. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares purchased with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment. The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Transfer Agent nor the Fund shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan. For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Distributions of income on shares held in the account may be paid in cash or reinvested. Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed. The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder. The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person. To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate. If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

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The special tax provisions that are available to shareholders of this Fund do not apply to the other Oppenheimer funds or Centennial Trusts, and by exchanging into those other Funds Investors will become subject to applicable withholding and tax reporting requirements under the Internal Revenue Code as to those investments.

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Participants in Automatic Purchase and Redemption Programs. Shares of the Fund held under Automatic Purchase and Redemption Programs through brokers or dealers may be exchanged only for shares of Centennial Money Market Trust, Centennial Tax Exempt Trust and Centennial Government Trust. Exchange requests to the Fund may be placed only by an Investor’s broker or dealer.

Direct Investors. Shares of the Fund may be exchanged, subject to the conditions described in the Prospectus and in this Statement of Additional Information, by Direct Investors for shares of other Oppenheimer funds. As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of this Fund are deemed to be “Class A Shares” for this purpose. You can obtain a current list of funds showing which funds offer which classes by calling the Distributor at 1-800-525- 9310.

o	All of the other Oppenheimer funds offer Class A, B and C shares except Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial America Fund, L.P. and Centennial California Tax Exempt Trust, which only offer Class A shares.

o	Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or available through OppenheimerFunds-sponsored 401(k) plans.

o	Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.

o	Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.

o	Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o	Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of other Oppenheimer funds. Class A shares of Senior Floating Rate Fund that are exchanged for shares of the other Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.

o	Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.

o	Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

o	Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o	Class A, Class B, Class C and Class Y Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.

Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge. Shares of this Fund acquired by reinvestment of dividends or distributions from the Fund or from any other of the Oppenheimer funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. Shares of this Fund purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of this Fund are purchased in that way. If requested, they must supply proof of entitlement to this privilege. Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60day notice is not required in extraordinary circumstances. |X| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when shares of this Fund acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. For full or partial exchanges of an account made by telephone, any special account features such as Automatic Investment Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the “Redemption Date”). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged. The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For Federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Distributions and Taxes

Tax Status of the Fund and the Fund's Distributions

The Federal tax treatment of the Fund’s distributions is explained in the Prospectus under the caption “Distributions and Taxes.”

Tax Status of the Fund. The Fund is a limited partnership and has made an election under the Internal Revenue Code to pay federal income taxes (at a special rate) on its income to allow it to maintain its status as a partnership. The characterization under the Internal Revenue Code of any income realized by the Fund after payment of that tax flows through to its limited partners. The Fund has obtained a ruling from the IRS that it will be classified as a partnership and that its general and limited partners will be treated as partners for Federal income tax purposes.

Shareholders of the Fund generally are liable for payment of taxes on their allocated share of fund income and realized capital gains. However, to the extent the Fund earns "portfolio interest" income, eligible foreign investors who are not subject to payment or withholding of U.S. tax on that type of income are likewise not subject to payment or withholding of U.S. tax on their allocated share of "portfolio interest" income from the Fund if certain conditions are met on a continuing basis. Some of those conditions are the following:

        o The Fund must maintain its treatment as a partnership for U.S. Federal income tax purposes rather than become taxable as a corporation.

        o The Fund must comply with the provisions of the Internal Revenue Code applicable to limited partnerships.

o The income realized by the Fund must consist of interest income which qualifies for the "portfolio interest" exemption under the U. S. Internal Revenue Code.

        o Eligible Foreign Investors must provide the Fund with certification of their status by furnishing a valid Form W-8BEN at the time of investment and at specified times thereafter.

Although the Fund has obtained a ruling relating to its tax status from the IRS, foreign investors should note that the IRS or the U.S. courts may ultimately determine that the Fund should be characterized as an association taxable as a corporation, rather than as a partnership for U.S. Federal income tax purposes. If the Fund is characterized as an association taxable a corporation for U.S. Federal income tax purposes, the Fund will incur U.S. Federal corporate income tax on its earnings. In addition, shareholders will incur U.S. Federal income tax and withholding on distributions from the Fund because those distributions would no longer be eligible for the "portfolio interest" exemption. |X| Federal Tax Legislation Affecting Publicly-Traded Partnerships. Under provisions of the Revenue Act of 1987, "publicly-traded" partnerships such as the Fund are generally characterized as corporations rather than partnerships for Federal income tax purposes. The 1987 legislation does not apply to the Fund because the Fund was in existence and had obtained the IRS ruling relating to its tax status prior to enactment of that legislation. The Fund maintained its status as an "existing partnership" under certain "grandfathering" provisions of that legislation and, as such, continued to be treated as a partnership for Federal income tax purposes. When the "grandfathering" provisions of the 1987 legislation were set to expire on December 31, 1997, it was anticipated that "existing partnerships" like the Fund would be classified as "associations taxable as corporations" as of January 1, 1998. However, the Taxpayer Relief Act of 1997 permitted a publicly-traded limited partnership that was in existence on December 17, 1987, like the Fund, and that continued to meet certain other criteria, to elect to continue its status as a partnership for U.S. Federal income tax purposes for tax years after December 31, 1997. The Fund made that election. As an "electing 1987 partnership," the Fund will seek to maintain its treatment as a partnership rather than become taxable as corporation by paying a tax equal to 3.5% of its gross income and meeting certain other criteria. That tax increases the Fund expenses and reduces its yield.

Tax Considerations for Fund Investors. For purposes of this discussion, the term “foreign investor” means an investor other than a U.S. citizen, U.S. resident, or a U.S. corporation, partnership, estate or trust. A foreign investor who is engaged in a trade or business in the United States normally will be subject to U.S. Federal income tax on any ordinary income and capital gains at the same rates applicable to U.S. persons on the investor’s allocable share of ordinary income and capital gains realized by the Fund. The foreign investor will be subject to tax to the extent that (1) that income and gains are deemed to be effectively connected with the conduct of the foreign investor’s trade or business and (2) U.S. taxation of such income and gains is not avoided under the terms of an applicable U.S. income tax treaty.

For this purpose, foreign investors will be deemed to be engaged in a trade or business in the U.S. and will be subject to U.S. Federal income tax on their allocable share of the Fund's net income and capital gains if the Fund were deemed to be engaged in a trade or business in the U.S. If the Fund were deemed to be engaged in a trade or business in the U.S., it would also be required to withhold U.S. Federal income tax at the maximum rate applicable to the investor on income earned. The Fund has obtained an opinion of counsel to the effect that neither the Fund nor its investors, solely by virtue of their investment in the Fund, should be deemed to be engaged in a trade or business in the United States if the Fund adheres to its stated investment objective, policies and restrictions and to certain guidelines concerning its investment activities. The Fund intends to comply with those restrictions and guidelines. Consequently, any foreign investor in the Fund should not be deemed to be engaged in a trade or business in the United States solely by virtue of an investment in the Fund. Although the Fund and its tax counsel rendering such opinion believe that their position is fully supported by applicable law, there can be no assurance that the IRS or a court of law would not take a contrary position. If the Fund is deemed to be engaged in a U.S. trade or business by a court of law, then its portfolio interest would be subject to U.S. Federal income tax and the Fund would be obligated to withhold tax on all income allocated to shareholders. Assuming that a foreign investor purchasing Fund shares is not engaged in a trade or business in the United States, that investor's share of ordinary income realized by the Fund will not be subject to U.S. Federal income tax (including withholding of such taxes), if o the ordinary income consists of interest income which qualifies for the "portfolio interest" exemption under Sections 871(h) and 881(c) of the Internal Revenue Code, o the foreign investor has furnished a valid and effective IRS Form W-8BEN (or substitute form) to the Fund, o the Fund has no actual knowledge that the investor is, in fact, a U.S. person, and

        o the investor properly certifies, if so required, that the beneficial owner of such investment is not (a) a “10% shareholder” (as defined in Section 871(h)(3) of the Code) of the issuer of the security held by the Fund which generates the interest income, (b) a controlled foreign corporation related to such issuer, or (c) a bank deemed to be receiving such interest (other than interest on an obligation of the United States) on an extension of credit made pursuant to a loan agreement entered into in the ordinary course of its trade or business.

The Fund has been advised that interest income will qualify for the "portfolio interest" exemption if it is paid with respect to a publicly-offered, registered debt obligation issued after July 18, 1984, with respect to which the Fund, which would otherwise be required to withhold U.S. Federal income tax from such interest, has received a valid and effective statement that the beneficial owner of the obligation is not a U.S. person. A statement such as that contained in the representations in Form W-8BEN is expected to be sufficient for that purpose. Interest income received by the Fund on certain short-term investments might not qualify for the "portfolio interest" exemption. Accordingly, the portion of that interest allocable to foreign shareholders would be subject to U.S. Federal income tax (including withholding taxes) during the calendar year such interest is received by the Fund. A foreign investor who is not "engaged in a trade or business" in the United States for purposes of the Internal Revenue Code generally will not be subject to U.S. Federal income tax (or withholding) on that investor's allocated share of net short-term or long-term capital gains realized by the Fund. To qualify, in the case of an investor who is a person, the investor must not be physically present in the U.S. for 183 or more days during the year or for such other period as would cause the investor to be treated as a U.S. resident under the Internal Revenue Code. Proceeds of redemption of Fund shares also will not be subject to U.S. tax if they constitute non-U.S. source income by virtue of the investor's non-U.S. status. However, even if the proceeds of share redemptions are not subject to U.S. tax under these rules, nevertheless the Fund might be required to withhold on the portion of those proceeds that represents the investor's allocable share of income or gains of the Fund that would otherwise be subject to withholding. Foreign investors who do not furnish a valid and effective Form W-8BEN or otherwise properly certify, if required by U.S. Federal tax laws, that such investor is not (a) a "10 percent shareholder", (b) a controlled foreign corporation of the issuer, or (c) a bank deemed to be receiving such interest (other than interest on an obligation of the United States) on an extension of credit made pursuant to a loan agreement entered into in the ordinary course of its trade or business may be subject to U.S. withholding taxes on their allocated shares of all income realized by the Fund (regardless of its source). Foreign shareholders are required to furnish a Form W-8BEN every three calendar years. As previously discussed, regardless of whether a valid and effective Form W-8BEN is furnished, foreign shareholders may be subject to U.S. withholding taxes on their allocated shares of income realized by the Fund from sources other than "portfolio interest" income and net realized capital gains unless such withholding taxes are reduced or eliminated under the terms of an applicable U.S. income tax treaty and the investor complies with all procedures for claiming the benefits of such a treaty. It is the intention of the Fund to withhold amounts required by the Internal Revenue Code with respect to non-qualifying income and/or non-qualifying investors.

Additional Information About the Fund

The Distributor. The Fund’s shares are sold through dealers, brokers and other financial institutions that have a sales charge agreement with Centennial Asset Management Corporation, a subsidiary of the Manager that acts as the Fund’s Distributor or OppenheimerFunds Distributor, Inc., the Sub-Distributor. The Distributor also distributes shares of the other Centennial Trusts.

The Transfer Agent. Shareholder Services, Inc. the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Fund. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee.

The Custodian Bank. Citibank, N.A. is the custodian bank of the Fund’s assets. The custodian’s responsibilities include safeguarding and controlling the Fund’s portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund’s cash balances with the custodian bank in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. Deloitte & Touche LLP are the independent auditors of the Fund. They audit the Fund’s financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

Independent Auditors' Report

To the Managing General Partners and Shareholders of
Centennial America Fund, L.P.:

We have audited the accompanying statement of assets and liabilities of Centennial America Fund,
L.P., including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of
America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of
December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial America Fund,
L.P. as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
January 23, 2001

Statement of
Investments
December 31, 2000

Principal          Value

Amount             See Note 1

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Repurchase Agreements - 15.6%
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Repurchase agreement with PaineWebber, Inc., 6.09%, dated 12/29/00, to be repurchased at $6,720,544 on 1/2/01, collateralized by Federal Home
Loan Mortgage Corp.,  6%, 1/1/29, with a value of $6,244,308 and Federal
National Mortgage Assn., 7%, 1/1/27, with a value of
$2,594,621                                 $ 6,716,000        $  6,716,000

--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 84.0%
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank:
6.43%,
1/19/01-1/26/01
4,000,000           3,984,640
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6.25%,
3/15/01
2,500,000           2,468,823
6.265%,
3/29/01
1,950,000           1,920,476
6.425%,
2/22/01
2,000,000           1,981,453
6.435%,
1/25/01
2,000,000           1,991,427
6.44%,
1/18/01
2,500,000           2,492,397
6.46%,
1/2/01
3,000,000           2,999,462
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.42%,
2/15/01
2,000,000           1,983,950
6.425%,
2/1/01
2,500,000           2,486,168
6.43%,
2/14/01
2,092,000           2,075,559
6.435%,
1/11/01
5,500,000           5,490,176
--------------------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Assn., guaranteeing commercial paper of
Nebhelp, Inc.:
6.50%,
1/24/01
(1)           2,743,000           2,731,609
--------------------------------------------------------------------------------------------------------------------------------
Student Loan Marketing Assn., guaranteeing commercial paper of
New Hampshire Higher Education Loan Corp., Series 1995A:
6.47%,
1/12/01
2,500,000           2,495,058
6.50%,
1/10/01
1,007,000           1,005,364

------------
Total U.S. Government
Agencies
36,106,562

--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at
Value
99.6%          42,822,562
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of
Liabilities
0.4              182,141

Net
Assets
100.0%       $  43,004,703

============      ==============

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $2,731,609, or 6.35% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Managing General Partners.

See accompanying Notes to Financial Statements. 4 Centennial America Fund, L.P.

--------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and
Liabilities                                                 December 31, 2000

--------------------------------------------------------------------------------------------------------------------------------
Assets

Investments, at value (including repurchase agreement
of $6,716,000) - see accompanying
statement
$42,822,562
--------------------------------------------------------------------------------------------------------------------------------
Cash
20,762
--------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest
sold
641,263
Interest
3,677
Other
1,243

--------------------
Total
assets
43,489,507

--------------------------------------------------------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Shares of beneficial interest
redeemed
371,964
Tax
provision
28,363
Shareholder
reports
27,752
Service plan
fees
19,852
Registration and filing
fees
16,493
Dividends
12,833
Transfer and shareholder servicing agent
fees
1,232
Managing General Partners'
compensation
158
Other
6,157

--------------------
Total
liabilities
484,804

--------------------------------------------------------------------------------------------------------------------------------
Net
Assets
$43,004,703

====================

--------------------------------------------------------------------------------------------------------------------------------
Composition of Net Assets
Paid-in
capital
$43,032,934
--------------------------------------------------------------------------------------------------------------------------------
Overdistributed net investment
income
(28,348)
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment
transactions
117

--------------------
Net assets - applicable to 43,032,934 shares of beneficial
interest
outstanding
$43,004,703

====================

--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Redemption Price and Offering Price Per
Share                                                            $1.00

====================
See accompanying Notes to Financial Statements. 5 Centennial America Fund, L.P.

--------------------------------------------------------------------------------------------------------------------------------
Statement of
Operations                                                             For the
Year Ended December 31, 2000

--------------------------------------------------------------------------------------------------------------------------------
Investment Income

Interest
$2,242,006

--------------------------------------------------------------------------------------------------------------------------------
Expenses
Management
fees
158,806
--------------------------------------------------------------------------------------------------------------------------------
Tax
provision
78,470
--------------------------------------------------------------------------------------------------------------------------------
Service plan
fees
69,988
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent
fees
11,839
--------------------------------------------------------------------------------------------------------------------------------
Shareholder
reports
5,881
--------------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional
fees
5,699
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and
expenses
3,581
--------------------------------------------------------------------------------------------------------------------------------
Managing General Partners'
compensation
1,647
--------------------------------------------------------------------------------------------------------------------------------
Insurance
expenses
475
--------------------------------------------------------------------------------------------------------------------------------
Other
17,227

--------------------

--------------------
Total
expenses
353,613
Less expenses paid
indirectly
(3,581)

--------------------
Net
expenses
350,032

--------------------------------------------------------------------------------------------------------------------------------
Net Investment
Income
1,891,974

--------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from
Operations
$1,891,974

====================

--------------------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets

Year Ended December 31,

2000                  1999

--------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment
income
$1,891,974               $927,177
--------------------------------------------------------------------------------------------------------------------------------

Net realized gain
(loss)
--                     117

--------------------------------------------
Net increase in net assets resulting from
operations                                           1,891,974
927,294

--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or Distributions to
Shareholders
(1,920,322)              (927,177)

--------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest
transactions
15,530,353              5,340,248

--------------------------------------------------------------------------------------------------------------------------------
Net Assets

Total
increase
15,502,005              5,340,365
--------------------------------------------------------------------------------------------------------------------------------
Beginning of
period
27,502,698             22,162,333

---------------------   --------------------
End of
period
$43,004,703            $27,502,698

=====================   ====================
See accompanying Notes to Financial Statements. 6 Centennial America Fund, L.P.

---------------------------------------------------------------------------------------------------------------------------------
Financial Highlights

                                                       Year Ended December 31,

                                                          2000
1999           1998           1997           1996
---------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data

Net asset value, beginning of period                        $1.00
$1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                       .05
 .04            .04            .05            .05
Dividends and/or distributions to shareholders               (.05)
(.04)          (.04)          (.05)          (.05)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $1.00
$1.00          $1.00          $1.00          $1.00
                                                       ===========
===========    ===========    ===========    ===========

---------------------------------------------------------------------------------------------------------------------------------
Total Return(1)                                             5.52%
3.82%          4.40%          4.63%          4.69%
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data

Net assets, end of period (in thousands)                  $43,005
$27,503        $22,162        $14,580        $18,661
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $35,333
$24,285        $19,724        $16,320        $16,998
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                       5.35%
3.82%          4.23%          4.53%          4.52%
Expenses                                                    1.00%
1.32%          1.22%   (3)    0.98%   (3)    0.86%   (3)

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year. 2. Annualized for periods of less than one year.

3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly. See accompanying Notes to Financial Statements. 7 Centennial America Fund, L.P. Notes to Financial Statements 1. Significant Accounting Policies

Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Portfolio securities are valued on the basis of amortized cost, which approximates market value.

REPURCHASE AGREEMENTS The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Therefore, no federal income or excise tax provision is required. Beginning in 1998, according to the provisions of the 1997 Taxpayer Relief Act, the Fund will elect to be treated as an “Electing 1987 Partnership”. As such it will record a U.S. Federal income tax provision equal to 3.50% of gross income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSE OFFSET ARRANGEMENTS Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                        Year Ended December 31,
2000             Year Ended December 31, 1999
                                                        Shares
Amount             Shares                Amount
-----------------------------------------------------------------------------------------------------------------------------

Sold                                               134,617,666   $
134,617,666         93,800,406   $        93,800,406
Dividends and/or distributions reinvested            1,860,762
1,860,762            888,704               888,704
Redeemed                                          (120,948,075)
(120,948,075)       (89,348,862)          (89,348,862)
                                             ------------------
-------------------- ------------------  --------------------
Net increase                                        15,530,353   $
15,530,353          5,340,248   $         5,340,248
                                             ==================
==================== ==================  ====================
8 Centennial America Fund, L.P. Notes to Financial Statements (Continued) 3. Fees and Other Transactions with Affiliates MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.45% of the first $500 million of average annual net assets of the Fund and 0.40% of average annual net assets over $500 million. The Fund's management fee for the year ended December 31, 2000 was an annualized rate of 0.45%, before any waiver by the Manager if applicable. TRANSFER AGENT FEES Shareholder Services, Inc. (SSI), a division of the Manager, acts as the transfer and shareholder servicing agent for the Trust. Prior to January 1, 2001, SSI performed these services on an at-cost basis. Beginning January 2001, OFS is paid at an agreed upon per account fee. SERVICE PLAN FEES Under an approved plan of distribution, the Fund expends 0.20% of its net assets annually to reimburse Centennial Asset Management Corporation, a subsidiary of the Manager, for costs incurred in distributing shares of the Fund, including amounts paid to brokers, dealers, banks and other institutions. 9 Centennial America Fund, L.P. A-4

Appendix A

------------------------------------------------------------------------------

Description of Securities Ratings

------------------------------------------------------------------------------

Below is a description of the two highest rating categories for Short Term Debt and Long Term Debt by the “Nationally-Recognized Statistical Rating Organizations” which the Manager evaluates in purchasing securities on behalf of the Fund. The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

Short Term Debt Ratings.

Moody’s Investors Service, Inc. (“Moody’s”)

------------------------------------------------------------------------------

The following rating designations for commercial paper (defined by Moody’s as promissory obligations not having original maturity in excess of nine months), are judged by Moody’s to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing..

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor’s Rating Services (“S&P”)

------------------------------------------------------------------------------ The following ratings by SP for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor’s capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

S&P’s ratings for Municipal Notes due in three years or less are:

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation. SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

S&P assigns “dual ratings” to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P’s note rating symbols are used with the commercial paper symbols (for example, “SP-1+/A-1+”).

Fitch, Inc. (“Fitch”)

------------------------------------------------------------------------------

(“Fitch”): Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature. F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

THOMSON FINANCIAL BANKWATCH (“TBW”)

------------------------------------------------------------------------------ The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less. TBW-1: The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated “TBW-1".

Long Term Debt Ratings.

These ratings are relevant for securities purchased by the Fund with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations. ------------------------------------------------------------------------------

Moody’s Investors Service, Inc. (“Moody’s”)

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the “Aaa” group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of “Aaa” securities.

Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard & Poor’s Rating Services (“S&P”)

------------------------------------------------------------------------------

Bonds (including municipal bonds) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong. AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch, Inc. (“Fitch”)

------------------------------------------------------------------------------ AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events. Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

THOMSON FINANCIAL BANKWATCH (“TBW”)

------------------------------------------------------------------------------ TBW issues the following ratings for companies.

Investment Grade. Long-Term Debt Ratings assigned by TBW also weigh heavily government ownership and support. The quality of both the company’s management and franchise are of even greater importance in the long-term debt rating decisions.

AAA: Indicates that the ability to repay principal and interest on a timely basis is extremely high.

AA: Indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issuers rated in the highest category.

Global Issuer Ratings. These ratings assess the likelihood of receiving payment of principal and interest on a timely basis and incorporate TBW’s opinion as to the vulnerability of the company to adverse developments, which may impact the market’s perception of the company, thereby affecting the marketability of its securities.

A: The company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company’s business, it is entirely mitigated by the strengths of the organization.

A/B: The company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as for companies in the highest rating category.

B-1

Appendix B

------------------------------------------------------------------------------

Industry Classifications

------------------------------------------------------------------------------

Aerospace/Defense                       Food and Drug Retailers
Air Transportation                      Gas Utilities
Asset-Backed                            Health Care/Drugs
Auto Parts and Equipment                Health Care/Supplies & Services
Automotive                              Homebuilders/Real Estate
Bank Holding Companies                  Hotel/Gaming
Banks                                   Industrial Services
Beverages                               Information Technology
Broadcasting                            Insurance
Broker-Dealers                          Leasing & Factoring
Building Materials                      Leisure
Cable Television                        Manufacturing
Chemicals                               Metals/Mining
Commercial Finance                      Nondurable Household Goods
Communication Equipment                 Office Equipment
Computer Hardware                       Oil - Domestic
Computer Software                       Oil - International
Conglomerates                           Paper
Consumer Finance                        Photography
Consumer Services                       Publishing
Containers                              Railroads  Truckers
Convenience Stores                      Restaurants
Department Stores                       Savings & Loans
Diversified Financial                   Shipping
Diversified Media                       Special Purpose Financial
Drug Wholesalers                        Specialty Printing
Durable Household Goods                 Specialty Retailing
Education                               Steel
Electric Utilities                      Telecommunications - Long Distance
Electrical Equipment                    Telephone - Utility
Electronics                             Textile, Apparel & Home Furnishings
Energy Services                         Tobacco
Entertainment/Film                      Trucks and Parts
Environmental                           Wireless Services
Food
C-35

Appendix C

FIRST TRUST AMERICA FUND, L.P. ------------------------------ AGREEMENT OF LIMITED PARTNERSHIP dated April 28, 1987
TABLE OF CONTENTS

1.  GENERAL PROVISIONS

    1.1    Formation

    1.2    Name and Place of Business

    1.3    Term

    1.4    Agent for Service of Process

    1.5    Certificate of Limited Partnership

    1.6    Other Acts/Filings

2.  DEFINITIONS

    2.1
Affiliate

    2.2
Capital Account

    2.3
General Partner

    2.4
Holder of Record or Holder of a Share

    2.5
Limited Partner

    2.6
Majority Vote

    2.7
Managing General Partner

    2.8
Net Asset Value (per Share)

2.9   Non-Managing General Partner
    2.10
    Officers

    2.11
Partners

    2.12
Partnership

    2.13
Partnership Act

    2.14
Partnership Group

    2.15
Person

    2.16
Registration Statement

    2.17
Secretary of State

    2.18
Share (including fractional Shares)

    2.19
Substituted Limited Partner

    2.20
Tax Code

    2.21
Transfer Agent

    2.22
1940 Act

3.  ACTIVITIES AND PURPOSE

    3.1    Operating Policy

    3.2    Investment Objectives

    3.3    Investment Policies and Restrictions

    3.4    Other Authorized Activities

4.  GENERAL PARTNERS

    4.1
Identity and Number

    4.2    Managing and Non-Managing General Partners

4.3   General Partners' Contributions
    4.4
    Management and Control

    4.5
Action by the Managing General Partners

    4.6
Limitations on the Authority of the Managing

General Partners

    4.7
Right of General Partners to Become

Limited Partners

    4.8
Termination of a General Partner

    4.9
Additional or Successor General Partners

    4.10
Liability to Limited Partners

    4.11
Assignment and Substitution

    4.12
No Agency

    4.13
Reimbursement and Compensation

    4.14
Indemnification

5.  LIMITED PARTNERS

    5.1
Identity of Limited Partners

    5.2
Admission of Limited Partners

    5.3
Contributions of the Limited Partners

    5.4
Additional Contributions of Limited Partners

    5.5
Use of Contributions

    5.6
Redemption by Limited Partners

    5.7
Minimum Contribution and Mandatory Redemption

    5.8
Limited Liability

    5.9
No Power to Control Operations

    5.10
Tax Responsibility

6.  SHARES OF PARTNERSHIP INTEREST

7.  PURCHASE AND EXCHANGE OF SHARES

    7.1    Purchase of Shares

    7.2    Net Asset Value

    7.3    Exchange of Shares

8.  REDEMPTION OF SHARES

    8.1    Redemption of Shares

    8.2    Payment for Redeemed Shares

9.  MATTERS AFFECTING THE PARTNERSHIP'S BASIC STRUCTURE

    9.1
Rights of Limited Partners

    9.2
Actions of the Partners

    9.3
Meetings

    9.4
Notices

    9.5
Validity of Vote for Certain Matters

    9.6
Adjournment

    9.7
Waiver of Notice and Consent to Meeting

    9.8
Quorum

    9.9
Required Vote

    9.10
Action by Consent Without a Meeting

9.11  Record Date
    9.12
    Proxies

    9.13
Number of Votes

    9.14
Communication Among Limited Partners

10. DISTRIBUTIONS AND ALLOCATION OF PROFITS AND LOSSES

    10.1   Fees of General Partners

    10.2   Distributions of Income and Gains

    10.3   Allocation of Income, Gains, Losses, Deductions
                and Credits

    10.4   Returns of Contributions

    10.5   Capital Accounts

    10.6   Allocations of Capital Gains and Losses and
                Additional Rules

11. ASSIGNMENT OF SHARES; SUCCESSOR IN INTEREST; SUBSTITUTION
           OF PARTNERS

    11.1   Prohibition on Assignment

    11.2   Rights of the Holders of Shares as Collateral or
                Judgment Creditor

    11.3   Death, Incompetency, Bankruptcy or Termination
                of the Existence of a Partner

    11.4   Substituted Limited Partners

12. DISSOLUTION AND TERMINATION OF THE PARTNERSHIP

    12.1   Dissolution

    12.2   Liquidation

    12.3   Termination

13. BOOKS, RECORDS, ACCOUNTS AND REPORTS

    13.1   Books and Records

    13.2   Limited Partners' Access to Information

    13.3   Accounting Basis and Fiscal Year

    13.4   Tax Returns

    13.5   Filings with Regulatory Agencies

    13.6   Tax Matters and Notice Partner

14. AMENDMENTS OF PARTNERSHIP DOCUMENTS

    14.1   Amendments in General

    14.2   Amendments Without Consent of Limited Partners

    14.3   Amendments Needing Consent of Affected Partners

    14.4   Amendments to Certificate of Limited
                Partnership

    14.5   Amendments After Change of Law

15. MISCELLANEOUS PROVISIONS

    15.1   Notices

    15.2   Section Headings

    15.3   Construction

    15.4   Severability

    15.5   Governing Law

    15.6   Counterparts

    15.7   Entire Agreement

    15.8   Cross-References

    15.9   Power of Attorney to the General Partners

    15.10  Further Assurances

    15.11  Successors and Assigns

    15.12  Waiver of Action for Partition

    15.13  Creditors

    15.14  Remedies

    15.15  Custodian

    15.16  Use of Name "First Trust"

    15.17  Authority

    15.18  Signatures

FIRST TRUST AMERICA FUND, L.P.

      This  AGREEMENT  OF LIMITED  PARTNERSHIP  ("Partnership  Agreement")  is
entered  into as of this  28th  day of  April,  1987 by and  among  Gerald  E.
Pelzer, an individual,  Thomas L. Johnson, an individual,  Dr. David Johnston,
an  individual,   and  Edward  McGrew,  an  individual,  as  Managing  General
Partners;  Clayton  Brown  Investments,  Inc.,  an  Illinois  corporation,  as
Non-Managing  General  Partner  (collectively,  the "General  Partners");  and
Clayton Brown Investments, Inc., an Illinois corporation, as Limited Partner.

      1.  GENERAL PROVISIONS

          1.1   Formation.   The  parties  hereby  agree  to  form  a  limited
partnership  (the  "Partnership")  under the terms  and  conditions  set forth below pursuant to the Delaware  Revised Uniform  Limited  Partnership Act (the
"Partnership Act").

          1.2   Name  and  Place  of  Business.  The  name of the  Partnership shall be First  Trust  America  Fund,  L.P.,  or such  other  name as shall be selected  from time to time by the Managing  General  Partners.  The principal place  of  business  of the  Partnership  shall be 300 W.  Washington  Street,
Chicago,  Illinois 60606 or such other place or places as the Managing General
Partners may deem  necessary or desirable to the conduct of the  Partnership's activities,  including  places for the conduct of  activities  relating to its investments,  the  location  and holding of its assets,  the  execution of its portfolio  transactions  and other  operations.  The registered  office of the
Partnership  in  Delaware  is located at 1209  Orange  Street,  in the City of
Wilmington, County of New Castle.

          1.3   Term.  The term of the  Partnership  shall  commence  upon the filing of the Certificate of Limited  Partnership  with the Secretary of State and shall continue  until the 31st day of December,  2037,  unless  terminated earlier in accordance with the provisions of this Partnership Agreement.

          1.4   Agent  for  Service  of  Process.  The  registered  agent  for service of process on the  Partnership  in Delaware is The  Corporation  Trust
Company,  1209 Orange  Street,  Wilmington,  Delaware  or such other  eligible
Delaware resident  individual or corporation  qualified to act as an agent for service of process as the Managing General Partners shall designate.

          1.5   Certificate  of  Limited  Partnership.  The  Managing  General
Partners  shall cause a Certificate  of Limited  Partnership  to be filed with the Secretary of State in accordance with the terms of the Partnership Act.

Other Acts/Filings. The Partners shall from time to time execute or cause to be executed all such certificates, fictitious business name statements, and other documents, and do or cause to be done all such filings, recordings, publishings, and other acts as the Managing General Partners may deem necessary or appropriate to comply with the requirements of law for the formation and operation of the Partnership in all jurisdictions in which the Partnership shall desire to conduct its activities.

2.    DEFINITIONS

          When used in this  Partnership  Agreement the following  terms shall have the meanings set forth below:

          2.1   Affiliate.  "Affiliate"  shall mean:  (i) any person  directly or indirectly controlling,  controlled by or under common control with another person;  (ii) a person owning or  controlling  10% or more of the  outstanding securities  of that other  person;  (iii) any  officer,  director,  trustee or partner of that other  person;  or (iv) if that  other  person is an  officer, director,  trustee or  partner,  any company for which that person acts in any
such  capacity   (person  shall  include  any  natural  person,   partnership,
corporation, association or other legal entity).

          2.2   Capital  Account.  The account  maintained for each Partner in accordance with Section 10.5 hereof.

          2.3   General   Partner.   Each  of  the  initial  General  Partners
designated in the Preamble and any other person or entity who shall  hereafter become a General Partner.

          2.4   Holder of Record or Holder of a Share.

                (a) a General Partner;

                (b) a  Limited  Partner  if he  or  it  has  not  redeemed  or transferred all of his (its) Shares of the Partnership  pursuant to Sections 8 or 11;

                (c) a purchaser of a Share or Shares of the Partnership; or

                (d) the successor in interest of a Partner under Section 11.

          2.5   Limited  Partner.  The original  Limited Partner and all other persons who shall  hereinafter  be admitted to the  Partnership  as additional
Limited Partners or Substituted Limited Partners, except those persons who:

                (a) have redeemed all Shares of the Partnership  owned by them and such redemption has been reflected in the records of the Partnership; or

                (b) have been  replaced by a  Substituted  Limited  Partner to the  extent of their  entire  Limited  Partnership  Interest.  Reference  to a
"Limited Partner" shall mean any one of the Limited Partners.

Majority Vote. The Affirmative vote of the lesser of (i) 67% or more of the Shares represented at a meeting and entitled to vote if more than 50% of the then outstanding Shares are present or represented by proxy, or (ii) more than 50% of the then outstanding
Shares entitled to vote.

          2.7   Managing  General  Partner.  Each  General  Partner  who is an
          individual.

          2.8   Net Asset Value (per Share).  The value (in U.S. Dollars) of a
Share as determined in accordance with Section 7.2 hereof.

          2.9   Non-Managing  General  Partner.  Each General  Partner that is
not  an  individual   (i.e.,  any  General  Partner  that  is  a  corporation,
association, partnership, joint venture or trust).

          2.10  Officers.  Those persons  designated  by the Managing  General
Partners to perform  administrative and operational functions on behalf of the
Managing General Partners.

          2.11  Partners.  Collectively,  the General Partners and the Limited
Partners. "Partner" means any one of the Partners.

          2.12  Partnership.  The limited  partnership  created and  continued
by this Partnership Agreement.

          2.13  Partnership   Act.  The  Delaware   Revised   Uniform  Limited
Partnership Act (Sections 17-101 through  17-1108,  Chapter 17, Title 6 of the
Delaware Code).

          2.14  Partnership  Group.  All other  investment  companies of which
Clayton  Brown &  Associates,  Inc. or any parent,  subsidiary or affiliate is organizer or sponsor and which are registered under the 1940 Act.

          2.15  Person.   An   individual,    partnership,    joint   venture,
association, corporation or trust.

          2.16  Registration  Statement.  The  Registration  Statement on Form
N-1A,  registering  the  Partnership  under the 1940 Act and the Shares of the
Partnership under the Securities Act of 1933, as such  Registration  Statement may be amended from time to time.

          2.17  Secretary  of State.  The  Secretary  of State of the State of
Delaware.

          2.18  Share (including  fractional  Shares). A partnership  interest in the Partnership. Reference to "Shares" shall be to more than one Share.

          2.19  Substituted  Limited  Partner.  A  successor  in interest of a
Limited Partner who has complied with the conditions set forth in Section 11.

Tax Code. The Internal Revenue Code of 1986, as amended, or corresponding provisions of subsequent revenue laws, and all regulations, rulings and other promulgations or judicial decisions thereunder.

          2.21  Transfer Agent.  The person  appointed by the Managing General
Partners to be primarily  responsible for  maintaining the records  pertaining to Limited Partners and certain other records of the Partnership.

          2.22  1940 Act. The Investment  Company Act of 1940, as amended,  or as it may hereafter be amended, and the Rules and Regulations thereunder.

      3.  ACTIVITIES AND PURPOSE

          3.1   Operating  Policy.  The  Partnership  will be  authorized  and empowered to operate and will operate as an open-end,  diversified  management investment company under the 1940 Act.

          3.2   Investment   Objectives.   The  investment  objective  of  the
Partnership  is to seek high  current  return  and  safety of  principal  with
income  free  of  U.S.  taxes  and  U.S.  tax  withholding   requirements  for
qualifying  foreign investors by investing in obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities,  including mortgage-backed  securities  and  securities  issued by private  entities  and collateralized  by such  obligations,  or such other investment  objectives as may be adopted from time to time by the Managing General Partners.

          3.3   Investment   Policies   and   Restrictions.   The   investment
policies and restrictions of the Partnership shall be the investment  policies and restrictions  set forth in the  Partnership's  then current  Prospectus or
Statement of Additional  Information  (hereinafter referred to collectively as
the  "Prospectus").   Unless  otherwise  indicated  in  the  Prospectus,  such
investment  policies and  restrictions may be changed from time to time by the
Managing General Partners.

          3.4   Other  Authorized  Activities.  Subject to the limitations set forth in this Partnership  Agreement,  the Partnership shall have the power to purchase and sell  securities,  issue  evidences of indebtedness in connection with Partnership  business,  to join or become a partner in limited or general partnerships  and to do any and all other things and acts, and to exercise any and all of the powers that a natural  person  could do or  exercise  and which now or  hereafter  may be lawfully  done or  exercised  by a Delaware  limited partnership.

      4.  GENERAL PARTNERS

          4.1   Identity  and Number.  The names of the General  Partners  and their last  known  business  or  residence  address  shall be set forth in the
Certificate  of Limited  Partnership,  as it may be amended from time to time;
this same information,  together with the amounts of the contributions of each
General Partner and their current Share  ownership,  shall be set forth on the records of the  Partnership.  The General Partners shall be identified as such on such records and also shall be identified  separately  as Managing  General
Partners  or  Non-Managing  General  Partners.  The  numbers of  Managing  and
Non-Managing   General  Partners  shall  be  fixed  by  the  Managing  General
Partners,  provided,  however, that the number of General Partners shall at no time exceed eighteen.

          4.2   Managing and Non-Managing  General Partners.  Only individuals may act as  Managing  General  Partners,  and  all  General  Partners  who are
individuals shall act as Managing General  Partners.  Any General Partner that is a corporation,  association,  partnership, joint venture or trust shall act as a Non-Managing  General Partner.  Except as provided in Section 4.4 hereof, a Non-Managing  General  Partner as such shall take no part in the management, conduct  or  operation  of  the  Partnership's  business  and  shall  have  no authority  to act on behalf  of the  Partnership  or to bind the  Partnership.
All General Partners,  including  Managing and Non-Managing  General Partners, shall be  subject  to  election  and  removal  by the  Partners  to the extent hereinafter provided.

          4.3   General  Partners'  Contributions.  (a) Each General  Partner,
as such,  shall make a contribution of cash to the  Partnership  sufficient to purchase  at least one Share  (plus any  applicable  sales  charge)  and shall continue  to own  unencumbered  at least  one such  Share at all  times  while serving as a General Partner.  The amount  contributed by each General Partner shall be the amount  actually  invested in Shares of the  Partnership at their
Net Asset Value,  which  amount shall not include any sales  charges and which amount may be less than the offering  price paid by such  General  Partner for his shares to the extent the offering price  includes any sales  charges.  The amount of such  contributions  and the number of Shares  owned by each General
Partner shall be set forth in the records of the Partnership.

(b) The Non-Managing General Partner shall, in its capacity as such Non-Managing General Partner, be obligated to contribute to the Partnership through the purchase of Shares from time to time amounts sufficient to enable the General Partners, in the aggregate, to maintain in their capacities as General Partners an interest in each material item of Partnership income, gain, loss, deduction or credit equal to at least 1% of each such item at all times during the existence of the
Partnership. If, upon termination of the Partnership, the General Partners have a negative balance in their Capital Accounts, they shall in their capacity as
General Partners be obligated to make additional capital contributions in cash equal to the lesser of (i) the negative balance in their Capital Accounts or
(ii) the amount, if any, by which 1.01% of the total capital contributions of the Limited Partners exceeds the total capital contributions of the General
Partners prior to such termination. For as long as the Non-Managing General
Partner retains its status as such, it shall not redeem or assign Shares held by it in its capacity as the Non-Managing General Partner or otherwise accept distributions in cash or property if such action would result in the failure of the General Partners to maintain such an interest. In the event that the
Non-Managing General Partner is removed or stands for re-election and is not re-elected by the Partners pursuant to Section 9 hereof, the Non-Managing
General Partner may, upon not less than thirty (30) days’ written notice, redeem its Shares in the same manner as is provided in Section 8 hereof. In the event that the Non-Managing General Partner voluntarily withdraws or declines to stand for reelection, the Non-Managing General Partner may, upon not less than thirty (30) days’ written notice following the occurrence of such event, redeem its Shares in the same manner as provided in Section 8. In the event that the Non-Managing General Partner is removed, stands for reelection and is not re-elected, voluntarily withdraws or declines to stand for reelection, the
Managing General Partners shall cause the Certificate of Limited Partnership to be amended as provided in Section 14.4 hereof to reflect such withdrawal.

          4.4   Management   and  Control.   Subject  to  the  terms  of  this
Partnership  Agreement  and the 1940 Act, the  Partnership  will be managed by the Managing General  Partners,  who will have complete and exclusive  control over the  management,  conduct and  operation of the  Partnership's  business, and, except as otherwise  specifically provided in this Partnership Agreement, the Managing General Partners shall have the rights, powers and authority,  on behalf  of the  Partnership  and in its name to  exercise  all of the  rights, powers and authority of partners of a partnership  without  limited  partners.
Any Managing General Partner may, by power of attorney,  delegate his power to any other Managing General  Partner,  provided that in no case shall less than two General Partners  personally  exercise their other powers hereunder except as herein  otherwise  expressly  provided.  The Managing  General Partners may contract  on  behalf  of  the  Partnership  with  one  or  more  banks,  trust companies,  underwriters  or investment  advisers for the  performance of such functions as the Managing General  Partners may determine,  but subject always
to  their  continuing   supervision,   including,   without  limitation,   the
investment and  reinvestment  of all or part of the  Partnership's  assets and execution of portfolio  transactions,  the distribution of Shares,  and any or all  administrative  functions.  The  Managing  General  Partners  may appoint officers  or agents to perform  such duties on behalf of the  Partnership  and
the  Managing   General   Partners  as  the  Managing  General  Partners  deem
desirable.  Such  officers or agents need not be General or Limited  Partners.
The  Managing  General  Partners  may also employ  persons to perform  various duties on behalf of the  Partnership  as  employees  of the  Partnership.  The
Managing  General  Partners  shall  devote  themselves  to  the  Partnership's business to the extent they may determine  necessary for the efficient conduct thereof,  which  need not,  however,  occupy  their  full  time.  The  General
Partners  may also  engage in other  businesses,  whether  or not  similar  In nature to the business of the  Partnership,  subject to the limitations of the
1940 Act.

                In the event that no Managing  General  Partner  shall  remain for the purpose of managing and  conducting  the business of the  Partnership, the Non-Managing  General Partner shall promptly call a meeting of the Limited
Partners,  to be held  within  sixty  (60) days of the date the last  Managing
General Partner ceases to act in such capacity,  to elect new Managing General
Partners.  For the period of time  during  which no Managing  General  Partner shall  remain,  the  Non-Managing  General  Partner,  subject to the terms and provisions of this Partnership Agreement,  shall be permitted to engage in the management, conduct and operation of the business of the Partnership.

          4.5   Action by the  Managing  General  Partners.  Unless  otherwise required by the 1940 Act with respect to any particular  action,  the Managing
General  Partners shall act only by vote of a majority of the Managing General
Partners at a meeting  duly called at which a quorum of the  Managing  General
Partners is present or by unanimous  written  consent of the Managing  General
Partners  without  a  meeting.  At any  meeting  of the  General  Partners,  a majority of the Managing General  Partners shall  constitute a quorum.  Any or all of the Managing  General Partners may participate in a meeting by means of a conference telephone or similar  communications  equipment by means of which all  persons  participating  in the  meeting  can hear each  other at the same time; and  participation by such means shall constitute  presence in person at a  meeting.  in there  shall be more than one  Managing  General  Partner,  no single  Managing  General Partner shall have authority to act on behalf of the
Partnership  or to bind the  Partnership  unless  authorized  by the  Managing
General  Partners.  The Managing  General  Partners shall appoint one of their number to be  Chairman.  Meetings  of the  Managing  General  Partners  may be
called  orally or in writing by the  Chairman or by any two  Managing  General
Partners.  Notice of the time,  date and place of all meetings of the Managing
General  Partners  shall be given by the party or parties  calling the meeting to each Managing  General Partner by telephone or telegram sent to his home or business  address at least  twenty-four  hours in advance of the meeting or by written  notice  mailed to his home or business  address at least  seventy-two hours in  advance of the  meeting.  Notice  need not be given to any  Managing
General  Partner  who attends the  meeting  without  objecting  to the lack of notice  or who  executes  a  written  waiver of  notice  with  respect  to the
meeting.  The  Chairman,  if  present,   shall  preside  at  all  meetings  of
Partners.  Notwithstanding  anything contained in this Partnership  Agreement, the Managing  General Partners may designate one (1) or more committees to act on behalf of the Managing General Partners.

          4.6   Limitations   on  the   Authority  of  the  Managing   General
Partners.  The Managing General  Partners shall have no authority  without the vote or written consent or ratification of the Limited Partners to:

                (a) do  any  act  in   contravention   of   this   Partnership
Agreement, as it may be amended from time to time;

                (b) do any act which would make it  impossible to carry on the ordinary activities of the Partnership;

                (c) confess a judgment against the Partnership;

                (d) possess  Partnership  property,  or assign their rights in specific property, for other than a Partnership purpose;

                (e) admit a person as a General  Partner  except in accordance with Section 9 hereof; or

                (f) admit a person as a Limited Partner,  except in accordance with Section 5 hereof.

          4.7   Right of  General  Partners  to  Become  Limited  Partners.  A
General  Partner may also own Shares as a Limited  Partner  without  obtaining the consent of the Limited  Partners  and thereby  become  entitled to all the rights of a Limited Partner to the extent of the Limited Partnership  Interest so acquired.  Such event shall not, however,  be deemed to reduce or otherwise affect  any  of  the  General  Partners'  liability  hereunder  as  a  General
Partner.  If a  General  Partner  shall  also  become a Limited  Partner,  the contributions  and Share ownership of such General Partner shall be separately designated in the records of the  Partnership  to reflect his interest in each capacity.

          4.8   Termination  of a  General  Partner.  (a)  The  interest  of a
General  Partner  shall  terminate and such person shall have no further right or power to act as a General  Partner (except to execute any amendment to this
Partnership Agreement to evidence his termination):

                    (i) upon death of the General Partner;

                    (ii)upon an  adjudication  of  incompetency of the General
Partner;

                    (iii) if such General
Partner is removed pursuant to Subsection (c) of this Section 4.8 or stands for reelection and is not reelected by the Partners, as provided in Section 9 below;

                    (iv)in the case of the Non-Managing General Partner,  upon the filing of a certificate of dissolution,  or its equivalent, or a voluntary or involuntary  petition in bankruptcy for such Non-Managing  General Partner;
or

                    (v) If  such  General  Partner  voluntarily  withdraws  or retires  upon not less than  ninety  (90)  days'  written  notice to the other
General Partners.

                (b) Notwithstanding  the foregoing,  the Non-Managing  General
Partner shall not voluntarily withdraw or otherwise  voluntarily terminate its status as the Non-Managing  General Partner until the earliest of (i) 180 days from the date that the  Non-Managing  General  Partner gives the other General
Partners  written  notice  of Its  intention  to  withdraw  as a  Non-Managing
General Partner, (ii) the date that a successor  Non-Managing General Partner, who has agreed to assume the obligations of a Non-Managing  General Partner as set forth in Section  1.3(b)  hereof,  is appointed  by the  Managing  General
Partners  pursuant to Section 4.9 hereof or elected by the  Partners  pursuant to Section 9 hereof,  or (iii) the date that another  General  Partner assumes the obligations  imposed upon the  Non-Managing  General  Partner  pursuant to
Section  4.3(b) hereof.  The failure of the  Non-Managing  General  Partner to seek  reelection at any meeting of the Partners  called for such purpose shall be deemed to constitute a voluntary  withdrawal as of the date of such meeting and shall  constitute  written notice as at the date of notice of such meeting of its intention to withdraw as a Non-Managing General Partner,  unless it has delivered written notice at an earlier date.

                (c) Any  Managing  General  Partner may be removed at any time by vote of, or a written  instrument  signed  by, at least  two-thirds  of the
Managing  General  Partners  prior to such removal,  specifying  the date when such removal shall become  effective.  A Managing  General Partner may also be removed after Limited  Partners  holding of record not less than two-thirds of the  outstanding  Shares have declared that such Managing  General  Partner be removed from that office by a  declaration  in writing  signed by such Limited
Partners and filed with the custodian of the assets of the  Partnership  or by votes cast by such Limited  Partners in person or by proxy at a meeting called for  such  purpose.  Solicitation  of such a  declaration  shall  be  deemed a solicitation of a proxy within the meaning of Section 20(a) of the 1940 Act.

                (d) In the  event a  General  Partner  ceases  to be a General
Partner,  the remaining  General Partners shall have the right to continue the operations of the Partnership.

                (e) Termination  of a  person's  status as a  General  Partner shall not affect his status,  if any, as a Limited Partner.  A General Partner may retain  Shares owned in his capacity as a Limited  Partner  provided  such
General  Partner has been or is admitted to Partnership  as a Limited  Partner in accordance with Section 5.2.

                (f) A  person  who  ceases  to  be  a  General  Partner  shall nevertheless  be deemed to be acting as a General  Partner  with  respect to a third party doing business with the Partnership  until an amended  Certificate of Limited Partnership is filed with the Secretary of State.

          4.9   Additional or Successor  General  Partners.  In case a vacancy shall,  by reason of the withdrawal or termination  of a General  Partner,  an increase in the number of General  Partners or for any other reason exist, the remaining  Managing  General  Partners,  if any,  shall  fill such  vacancy by appointing  such other person as General  Partner as they in their  discretion may see fit.  Such  appointment  shall be  evidenced  by a written  instrument
signed  by  a  majority  of  the  Managing  General  Partners   whereupon  the
appointment  shall take  effect.  Within 90 days after  such  appointment  the
Managing  General Partners shall cause notice of such appointment to be mailed to each  Limited  Partner  at his  address  as  recorded  on the  books of the
Partnership  and  shall  cause to be  filed  with  the  Secretary  of State an amended Certificate of Limited Partnership  reflecting the appointment of such
General  Partner.  An  appointment  of a  General  Partner  may be made by the
Managing  General  Partners and notice thereof mailed to the Limited  Partners as aforesaid in  anticipation  of a vacancy to occur by reason of  retirement, withdrawal or increase in the number of General Partners  effective at a later date,  provided that said appointment  shall become effective only at or after the effective  date of said  retirement,  withdrawal or increase in the number of General  Partners.  A person also may be added or  substituted as a General
Partner  upon his  election  and  admission  by the  Partners  at a meeting of
Partners  or by written  consent  without a meeting as  provided  in Section 9 hereof. Each General Partner,  by becoming a General Partner,  consents to the admission as an added or substituted  General Partner of any person  appointed by the  Managing  General  Partners or elected by the  Partners in  accordance with this Partnership Agreement.  Any person who is appointed or elected to be admitted  as a  General  Partner  and who shall  not be  serving  as a General
Partner at the time of such appointment or election,  shall be admitted to the
Partnership as a General Partner  effective as of the date of such appointment or  election.  Any  General  Partner  who  stands for  re-election  and is not re-elected  at any such meeting in the manner  specified in Section 9 shall be deemed to have withdrawn as of the date of such meeting.

          4.10  Liability  to Limited  Partners.  The General  Partners  shall not be  personally  liable for the  repayment  of any amounts  standing in the account of a Limited  Partner or holder of Shares  including,  but not limited to,  contributions  with  respect  to such  Shares,  except by reason of their willful misfeasance,  bad faith, gross negligence or reckless disregard of the duties  involved in the conduct of their  office.  Any payment,  other than in the event of willful  misfeasance,  bad faith,  gross negligence 1 or reckless disregard  of the duties  involved  in the  conduct of his office by a General
Partner,  which results in a personal liability to Limited Partners or holders of Shares, shall be solely from the Partnership's assets.

                So long as the General  Partners  have acted in good faith and in a manner  reasonably  believed to be in the best  interests  of the Limited
Partners,  the General  Partners shall not have any personal  liability to any holder of Shares or to any  Limited  Partner  by reason of (1) any  failure to withhold  income tax under  Federal  or state tax laws with  respect to income allocated  to Limited  Partners  or (2) any change in the Federal or state tax laws or in the  interpretation  thereof as they apply to the Partnership,  the holders of the Shares or the Limited  Partners,  whether  such  change  occurs through legislative, judicial or administrative action.

          4.11  Assignment  and  Substitution.  Each  Share  held by a General
Partner in his capacity as a General  Partner shall be designated as such, and each such Share shall be non-assignable,  except to another person who already is a General  Partner,  and then only with the consent of the Managing General
Partners,  and shall be redeemable by the  Partnership  only in the event that
(i) the holder thereof has ceased to be a General  Partner of the  Partnership or (ii) in the opinion of counsel  for the  Partnership  redemption  of Shares held by a General  Partner would not jeopardize the status of the  Partnership as a partnership for Federal income tax purposes.

          4.12  No Agency.  Except as provided In Section 15.9 below,  nothing in this  Partnership  Agreement shall be construed as establishing any General
Partner as an agent of any Limited Partner.

          4.13  Reimbursement  and  Compensation.  Managing  General  Partners
may receive  reasonable  compensation  for their services as Managing  General
Partners and will be  reimbursed  for all  reasonable  out-of-pocket  expenses incurred in performing their duties hereunder, as provided in Section 10.1.

          4.14  Indemnification.   (a)   Subject   to   the   exceptions   and
limitations contained in Subsection (b) below:

                    (i) Every person who is, or has been,  a General  Partner, an officer and/or Director of a Non-Managing  General Partner or an officer of the Partnership (each hereinafter  referred to as a "Covered Person") shall be indemnified by the Partnership to the fullest extent  permitted by law against liability  and  against  all  expenses  reasonably  incurred or paid by him in connection  with any claim,  action,  suit or  proceeding  in which he becomes involved  as a party or  otherwise  by virtue  of his  being or having  been a
General Partner, an officer and/or Director of a Non-Managing  General Partner or an officer of the  Partnership  and against amounts paid or incurred by him in the settlement thereof;

                    (ii)the words "claim",  "action",  "suit" or  "proceeding"
shall apply to all claims,  actions, suits or proceedings (civil,  criminal or
other,   including   appeals),   actual  or  threatened  while  in  office  or
thereafter,  and the words  "liability" and "expenses" shall include,  without limitation,  attorneys' fees,  costs,  judgments,  amounts paid in settlement, fines, penalties and other liabilities.

                (b) No  indemnification  shall  be  provided  hereunder  to  a
Covered Person:

                    (i) who shall have been finally  adjudicated by a court or other body  before  which the  proceeding  was brought (A) to be liable to the
Partnership  or its  Partners  by reason of  willful  misfeasance,  bad faith, gross  negligence or reckless  disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable  belief that his action was in the best interests of the Partnership;

                    (ii)in the  event of a  settlement,  or other  disposition not involving a final  adjudication  as provided in  Subsection  (b)(i) unless there has been a  determination  that such  Covered  Person  did not engage in willful misfeasance,  bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

                        (A)  by  the  court  or  other  body   approving   the
                    settlement or other disposition;
(B)
by vote of at least a majority of those Managing General Partners who are neither interested persons (as defined in the 1940 Act) of the Partnership nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

by written opinion of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Partner may, by appropriate legal proceedings, challenge any such determination by the Managing General Partners, or by independent counsel; or

                    (iii)     who shall  have acted  outside  the scope of the
Managing General Partners' authority.

                (c) The  rights  of  indemnification  herein  provided  may be
insured  against  by  policies   maintained  by  the  Partnership,   shall  be
severable,  shall not be  exclusive of or affect any other rights to which any
Covered  Person may now or  hereafter  be  entitled,  shall  continue  as to a person who has ceased to be such General  Partner,  officer and/or Director of a Non-Managing  General  Partner or officer of the Partnership and shall inure to the benefit of the heirs,  executors and  administrators  of such a person.
Nothing contained herein shall affect any rights to  indemnification  to which
Partnership  personnel,  other than Covered Persons,  and other persons may be entitled by contract or otherwise under law.

                (d) Expenses  incurred in connection  with the preparation and presentation  of a defense to any claim,  action,  suit or  proceeding  of the character  described in  Subsection  (a) of this Section 4.14 shall be paid by the  Partnership  from  time to time in  advance  prior to  final  disposition thereof upon receipt of an  undertaking by or on behalf of such Covered Person that  such  amount  will  be  paid  over  by him to the  Partnership  if it is ultimately  determined that he is not entitled to  indemnification  under this
Section 4.14;  provided,  however,  that either (i) such Covered Persons shall have provided appropriate security for such undertaking,  (ii) the Partnership is insured against losses arising out of any such advance  payments,  or (iii)
either a majority of the Managing General Partners who are neither  interested persons  (as  defined in the 1940 Act) of the  Partnership  nor are parties to the matter,  or  independent  legal counsel in a written  opinion,  shall have determined,  based upon a review of readily  available  facts to believe  that such  Covered  Person  will be found  entitled to  indemnification  under this
Section 4.14.

      5.  LIMITED PARTNERS

          5.1   Identity  of  Limited  Partners.  The  names  of  the  Limited
Partners and their last known business or residence  addresses,  together with the amounts of their  contributions  and their current Share ownership,  shall be set forth in the records of the Partnership.

          5.2   Admission of Limited  Partners.  The Managing General Partners
may admit a purchaser of Shares as a Limited  Partner,  upon (i) the execution by such purchaser of such subscription  documents and other instruments as the
Managing  General  Partners may deem necessary or desirable to effectuate such
admission,   which   documents   shall  be  described  in  the   Partnership's
Registration  Statement,  (ii) the purchaser's  written  acceptance of all the terms and  provisions of this  Partnership  Agreement,  including the power of attorney set forth in Section 15.9 hereof,  as the same may have been amended, and (iii) the listing of such  purchaser  as a Limited  Partner in the records of the  Partnership.  In no event  shall the consent or approval of any of the
Limited  Partners be required to effectuate such admission.  Each purchaser of a Share of the  Partnership  who becomes a Limited  Partner  shall be bound by all the terms and conditions of this Partnership Agreement including,  without limitation,  the allocation of income,  gains, losses,  deductions and credits as  provided in Section  10.3.  Notwithstanding  anything in this  Partnership
Agreement to the contrary,  the Managing General Partners reserve the right to refuse to admit any  person as a Limited  Partner  if, in their  judgment,  it would not be in the  Partnership's  best  interests to admit such  person.  At the sole  discretion  of and  subject to the terms and  conditions  set by the
Managing  General  Partners,  certificates  certifying the ownership of Shares may be issued in the form  attached  hereto in  Appendix  1 or in such form as shall be prescribed  from time to time by the Managing  General  Partners.  In the event that the Managing General  Partners  authorize the issuance of Share certificates,  each  Partner  shall be entitled to a  certificate  stating the number of Shares owned by him or her. Such  certificate  shall be signed by an officer of the  Partnership.  Such  signatures may be facsimiles.  In case any officer who has signed or whose  facsimile  signature  has been placed on such certificate  shall have ceased to be such officer  before such  certificate is issued,  it may be issued by the Partnership  with the same effect as if he or she were such officer at the time of its issue.

          5.3   Contributions   of   the   Limited   Partners.    The   amount
contributed  by each Limited  Partner to the  Partnership  shall be the amount actually  invested  in Shares  of the  Partnership  at their Net Asset  Value, which amount shall not include any sales  charges and which amount may be less than the  offering  price paid by such  Limited  Partner for his Shares to the extent the offering price includes any sales charges.  All contributions shall be made in U.S. dollars,  which shall be invested in Shares of the Partnership at Net Asset  Value.  The  amount of such  contributions  and.  the  number of
Shares  owned  by each  Partner  shall  be set  forth  in the  records  of the
Partnership.

          5.4   Additional  Contributions  of  Limited  Partners.  No  Limited
Partner  shall  be  required  to  make  any  additional  contributions  to (or investments in) or lend additional  funds to the  Partnership,  and no Limited
Partner  shall be liable for any  additional  assessment  therefor.  A Limited
Partner may make an additional  contribution (or investment),  however, at his option through the purchase of additional  Shares at the then current offering price of such Shares,  subject to the same terms and conditions as his initial contribution.

          5.5   Use  of   Contributions.   The   aggregate   of  all   capital
contributions  shall  be,  and  hereby  are  agreed  to be,  available  to the
Partnership to carry out the objects and purposes of the Partnership.

5.6 Redemption by Limited Partners. A Limited Partner may redeem his Shares at any time in accordance with
Section 8. The Managing General Partners shall cause the records of the
Partnership to be amended to reflect the withdrawal of any Limited Partner or the return, in whole or in part, of the contribution of any Limited Partner.

          5.7   Minimum  Contribution and Mandatory  Redemption.  The Managing
General  Partners shall determine the minimum amounts required for the initial or  additional  contributions  of a Limited  Partner,  which amounts may, from time to time, be changed by the Managing General Partners.  Additionally,  the
Managing  General  Partners may, from time to time,  establish a minimum total investment for Limited Partners,  and there is reserved to the Partnership the right to redeem  automatically  the interest of any Limited  Partner the value of whose  investment  is less than such minimum upon the giving of at least 30 days' notice to such Limited  Partner.  The amounts which the Managing General
Partners  shall fix from time to time for initial or additional  contributions and the  amount  of the  minimum  total  investment  shall  be  stated  in the
Partnership's then current Prospectus.

          5.8   Limited  Liability.  (a) No  Limited  Partner  shall be liable for any debts or  obligations  of the  Partnership  and each  Limited  Partner shall be indemnified by the Partnership against any such liability;  provided, however,  that  contributions  of a  Limited  Partner  and  his  share  of any undistributed  assets of the Partnership  shall be subject to the risks of the operations of the Partnership  and subject to the claims of the  Partnership's creditors,  and provided further,  that after any Limited Partner has received the return of any part of his  contribution  or any  distribution of assets of the partnership, he will be liable to the Partnership for:

                    (i) any money or other property wrongfully  distributed to him; and

                    (ii)any  sum,   not  in  excess  of  the  amount  of  such
distribution,  necessary to discharge any  liabilities  of the  Partnership to creditors  who extended  credit to the  Partnership  during the period  before such  returns  or  distributions  were made,  but only to the extent  that the assets of the  Partnership  are not sufficient to discharge such  liabilities.
The  obligation  of  a  Limited  Partner  to  return  all  or  any  part  of a distribution  made to him shall be the sole obligation of such Limited Partner and not of the General Partners.

                (b) If an action is  brought  against  a  Limited  Partner  to satisfy an obligation of the Partnership,  the  Partnership,  upon notice from the Limited Partner about the action,  will either pay the claim itself or, if the  Partnership  believes the claim to be without  merit,  will undertake the defense of the claim itself.

                (c) The  General   Partners   shall  not  have  any   personal
liability to any Holder of Shares or to any Limited  Partner for the repayment of any amounts  standing in the account of a Limited  Partner  including,  but not limited to,  contributions  with respect to such Shares.  Any such payment shall be solely  from the  assets of the  Partnership.  The  General  Partners shall not be liable to any  Holder  of  Shares or to any  Limited  Partner  by
reason  of any  change in the  Federal  income  tax laws as they  apply to the
Partnership  and the Limited  Partners,  whether  such change  occurs  through legislative,  judicial  or  administrative  action,  so  long  as the  General
Partners  have acted in good faith and in a manner  reasonably  believed to be in the best interests of the Limited Partners.

          5.9   No Power to Control  Operations.  A Limited Partner shall have no  right  to and  shall  take no part in the  management  or  control  of the
Partnership's  operations  or  activities,  but may  exercise  the  rights and powers  of a Limited  Partner  under  this  Partnership  Agreement  including, without  limitation,  the  voting  rights  and  the  giving  of  consents  and approvals  provided  for in Section 9 hereof.  The exercise of such rights and powers  are  deemed  to be  matters  affecting  the  basic  structure  of  the
Partnership   and  not  the  management  or  control  of  its  operations  and activities.

          5.10  Tax  Responsibility.  Each Limited  Partner  shall (a) provide the Managing General  Partners with any tax information  which may be required under  applicable  law, (b) pay any penalties  imposed on such Limited Partner for  any  noncompliance  with  applicable  tax  laws,  and (c) be  subject  to withholding  of U.S.  Federal  income  tax by the  Partnership  to the  extent required by U.S. laws in effect at any time.

      6.  SHARES OF PARTNERSHIP INTEREST

          All interests in the  Partnership,  including  contributions  by the
General  Partners,  pursuant  to Section  4.3,  and by the  Limited  Partners, pursuant to Section 5.3, shall be expressed in units of  participation  herein referred to as "Shares" (which term includes  fractional  Shares).  Each Share shall  represent an equal  proportionate  interest in the income and assets of the Partnership with each other Share outstanding.

      7.  PURCHASE AND EXCHANGE OF SHARES

          7.1   Purchase  of Shares.  The  Partnership  may offer  Shares on a continuing  basis to investors.  Except for the initial  purchase of Shares by the General Partners and the initial Limited Partner,  all Shares issued shall be issued and sold at the Net Asset  Value  (plus  such sales  charge or other charge as may be  applicable  to the  purchase  of the Shares)  next  computed after  receipt  of a  purchase  order in  accordance  with  the  Partnership's
Prospectus  in effect at the time the order is received.  Only  investors  who agree to be admitted, and who are eligible for admission,  as Limited Partners pursuant to Section 5.2 shall be eligible  to  purchase  Shares  (unless  such investor has already been  admitted as a Partner).  Orders for the purchase of
Shares shall be accepted on any day that the  Partnership's  Transfer Agent is open for business  (which shall normally be limited to those days when the New
York Stock Exchange is open for business).  The form in which purchase  orders may be  presented  shall be as set forth in the  Partnership's  Prospectus  In effect at the time the order is  received.  The Managing  General  Partners on behalf of the  Partnership  reserve the right to reject any specific order and to suspend the Partnership's  offering of new Shares at any time.  Payment for all Shares must be made in U.S. dollars.

          7.2   Net  Asset  Value.  The  Net  Asset  Value  per  Share  of the
Partnership  shall be determined as of 3 p.m. Chicago time on each day the New
York Stock  Exchange  is open for trading or as of such other time or times as the Managing  General Partners may determine in accordance with the provisions of the 1940 Act.  The Net Asset  Value per share  shall be  expressed  in U.S.
dollars and shall be  computed by dividing  the value of all the assets of the
Partnership,  less  its  liabilities,  by the  number  of  Shares  outstanding
(including Shares held by General  Partners).  Portfolio  securities and other assets will be valued at their fair value  using  methods  determined  in good faith by the Managing  General  Partners in accordance  with the 1940 Act. The
Partnership  may  suspend  the  determination  of Net Asset  Value  during any period  when the New York  Stock  Exchange  is closed,  other  than  customary weekend and holiday  closing,  during  periods when trading on the Exchange is restricted  as  determined  by the  Securities  and Exchange  Commission  (the
"Commission")  or during any emergency as determined by the  Commission  which makes it  impracticable  for the  Partnership  to dispose of its securities or value  its  assets,  or  during  any other  period  permitted  by order of the
Commission for the protection of investors.

          7.3   Exchange  of  Shares.   Shares  of  the   Partnership  may  be
exchanged for (i.e.,  redeemed and the proceeds  reinvested  in) shares of any
other   partnership  in  the   Partnership   Group  in  accordance   with  the
Partnership's Prospectus in effect at the time the exchange order is received.

      8.  REDEMPTION OF SHARES

          8.1   Redemption  of Shares.  The  Partnership  will redeem from any
Partner  all or any  portion  of the  Shares  owned by him  provided  that the
Partner  delivers to the  Partnership or its  designated  agent notice of such redemption,  stating  the  number of Shares to be  redeemed,  together  with a properly endorsed Share  certificate(s) where certificate(s) have been issued, in good  order  and in  proper  form as  determined  by the  Managing  General
Partners and the  Partnership's  Transfer Agent. The Partner shall be entitled to payment in U.S.  dollars of the Net Asset Value of his Shares (as set forth in Section 7.2 hereof),  reduced by the amount of any deferred sales charge or redemption  fee that may be imposed as described in the  Prospectus,  provided that the  amount  distributed  is in  accordance  with and does not exceed the positive  book Capital  Account  balance of the Partner.  Any such  redemption shall be in  accordance  with  Section 4 with  respect to General  Partners or
Section 5 with respect to Limited  Partners.  Any distribution upon redemption pursuant to this  Section 8.1 shall,  in  accordance  with Section 10.4 below,
constitute  a  return  in  full  of  the  redeeming   Partner's   contribution
attributable  to the  Shares  which  are  redeemed  regardless  of the  amount distributed  with  respect to such  Shares.  No consent of any of the Partners shall  be  required  for the  withdrawal  or  return  of a  Limited  Partner's
contribution.   All  redemptions  shall  be  recorded  on  the  books  of  the
Partnership.

                The  Managing  General  Partners may suspend  redemptions  and defer payment of the  redemption  price at any time,  subject to the Rules and
Regulations of the Commission.

          8.2   Payment for Redeemed  Shares.  Payments for Shares redeemed by the  Partnership  will be made at the time and in the  manner set forth in the
Prospectus.  Payment for  redeemed  Shares may, at the option of the  Managing
General  Partners or such officer or officers as they may duly  authorize  for this purpose,  in their complete  discretion,  be made in cash, or in kind, or partially  in cash and  partially  in kind.  In case of payment  in kind,  the
Managing General Partners,  or their delegate,  shall have absolute discretion as to what security or securities  shall be distributed in kind and the amount of the same, and the securities  shall be valued for purposes of  distribution at the amount at which they were  appraised in  computing  the Net Asset Value
of  the  Shares,   provided  that  any  Partner  who  cannot  legally  acquire securities so  distributed in kind by reason of the  prohibitions  of the 1940
Act shall receive cash.

      9.  MATTERS AFFECTING THE PARTNERSHIP'S BASIC STRUCTURE

          9.1   Rights of Limited  Partners.  (a) The Limited  Partners  shall have the right to vote together with the General Partners,  in accordance with the  provisions of this Section 9, only upon the following  matters  affecting the basic structure of the  Partnership,  which include the voting,  approval, consent  or similar  rights  required  under the 1940 Act for voting  security holders:

                    (i) the right to remove  General  Partner(s)  as set forth in Section 4.8(c);

                    (ii) the right to elect or ratify the  appointment  of new
General  Partner(s)  (subject to the requirements of Section 9.9), but only to the extent  such  ratification  or election is required by the 1940 Act or the
Partnership Act;

                    (iii)  the  right  to  approve  or  terminate   investment
advisory, underwriting and distribution and servicing contracts and plans;

                    (iv) the right to ratify or reject the  appointment and to terminate  the  employment  of  the  independent  public  accountants  of  the
Partnership;

                    (v) the  right to  approve  or  disapprove  the  merger or consolidation  of the  Partnership  with or into  one or  more  other  limited partnerships  or the sale of all or  substantially  all of the  assets  of the
Partnership;

                    (vi) the right to approve the  incurrence of  indebtedness by the Partnership other than in the ordinary course of business;

                    (vii)  the  right to  approve  transactions  in which  the
General  Partners  have an actual or potential  conflict of interest  with the
Limited Partners or the Partnership;

                    (viii)  the  right  to  terminate  the   Partnership,   as
provided in Section 12 hereof;

                    (ix) the right to elect to continue the  operations of the
Partnership (subject to the requirements of Section 9.9); and

                    (x)  the  right  to  amend  this  Partnership   Agreement,
including,  without  limitation,  the right to approve or disapprove  proposed changes in the Partnership's  investment policies and restrictions;  provided, however,  that no such  amendment  shall conflict with the 1940 Act so long as the  Partnership  intends  to remain  registered  thereunder,  nor  affect the liability  of the  General  Partners  without  their  consent  nor the limited liability of the Limited Partners as provided under Section 5.8 above.

                    Notwithstanding  the  foregoing,   the  right  of  Limited
Partners to vote on matters  affecting the basic  structure of the Partnership as  designated  herein shall not be construed as a  requirement  that all such matters be  submitted  to the  Limited  Partners  for their  approval or be so approved to the extent such approval is not required by the  Partnership  Act, the 1940 Act or this Partnership Agreement.

                (b) Notwithstanding the foregoing,  no vote, approval or other consent  shall be required of the Limited  Partners with respect to any matter not  affecting  the basic  structure of the  Partnership,  including,  without limitation,  the  following:  (i) any change in the amount or character of the contribution  of any Limited  Partner;  (ii) any change in the  procedures for the purchase or redemption of Shares;  (iii) the substitution or deletion of a
Limited Partner;  (iv) the admission of any additional  Limited  Partner;  (v)
the  retirement,  resignation,  death or  incompetency  of a Managing  General
Partner;  (vi) any  addition  to the  duties  or  obligations  of the  General
Partners,  or any  reduction  in the rights or powers  granted to the  General
Partners herein, for the benefit of the Limited Partners;  (vii) any change in the name or investment  objectives of the  Partnership;  (viii) the correction of any false or erroneous  statement,  or change in any  statement in order to make such statement  accurately  represent the agreement among the General and
Limited  Partners,  in this  Partnership  Agreement;  (ix) the addition of any
omitted  provision  or  amendment  of  any  provision  to  cure,   correct  or
supplement any ambiguous,  defective or inconsistent  provision hereof; or (x)
such amendments as may be necessary to conform this  Partnership  Agreement to the  requirements  of the  Partnership  Act, the 1940 Act, the Tax Code or any
other law or regulation applicable to the Partnership.

                (c) The  Limited  Partners  shall  have no  right  or power to cause the termination  and dissolution of the Partnership  except as set forth in this  Partnership  Agreement.  No Limited  Partner  shall have the right to bring an action for partition against the Partnership.

          9.2   Actions of the  Partners.  Actions  which  require the vote of the Limited Partners under Section 9.1 of this Partnership  Agreement shall be taken at a meeting of both the  General and  Limited  Partners,  or by consent without a meeting as provided in Section 9.10.  All Partners'  meetings  shall be held at such place as the Managing General  Partners shall  designate.  The
Partners may vote at any such meeting in person or by proxy.

          9.3   Meetings.  Meetings  of the  Partnership  for the  purpose  of taking any action which the Limited  Partners are permitted to take under this
Partnership  Agreement  may be  called  by a  majority  vote  of the  Managing
General Partners or upon written request by Limited Partners  representing 10%
or more of the  outstanding  Shares.  Written  notice of such meeting shall be given in accordance with Section 9.4.

          9.4   Notices.  (a)  Whenever  Partners are required or permitted to take any action at a meeting,  a written  notice of the meeting shall be given not less than ten (10), nor more than sixty (60),  days before the date of the meeting to each  Partner  entitled to vote at the  meeting.  The notice  shall state the place,  date and hour of the meeting  and the general  nature of the business to be transacted.

                (b) Notice  of a  Partner's  meeting  or any  report  shall be given either  personally  or by mail or other means of written  communication, addressed to the Partner at the address of the Partner  appearing on the books of the  Partnership or given by the Partner to the Partnership for the purpose of notice.  A notice or report  shall be deemed to have been given at the time when  delivered  personally or deposited in the mail or sent by other means of written  communication.  An  affidavit  of  mailing of any notice or report in accordance with the provisions of this  Subsection (b),  executed by a General
Partner, shall be prima facie evidence of the giving of the notice or report.

                    If any notice or report  addressed  to the  Partner at the address of the Partner  appearing on the books of the  Partnership is returned to the  Partnership  marked  to  indicate  that the  notice  or  report to the
Partner could not be delivered at such address,  all future notices or reports shall be deemed to have been duly given  without  further  mailing if they are available to the Partner at the principal  executive office of the Partnership for a period of one year from the date of the  giving of the  notice or report to all other Partners.

                (c) Upon  written  request  to  the  General  Partners  by any
person  entitled  to  call  a  meeting  of  Partners,   the  General  Partners
immediately  shall cause notice to be given to the  Partners  entitled to vote that a meeting  will be held at a time  requested  by the person  calling  the meeting,  not less than ten (10),  nor more than  sixty  (60),  days after the receipt of the  request.  If the notice is not given  within  twenty (20) days after  receipt of the  request,  the person  entitled  to call the meeting may instead give such notice.

          9.5   Validity of Vote for  Certain  Matters.  Any Partner  approval at a meeting,  other than unanimous  approval by those entitled to vote,  with respect to the matters set forth in Section  9.1(a) shall be valid only if the general  nature of the  proposal  so  approved  was  stated  in the  notice of meeting or in any written waiver of notice.

          9.6   Adjournment.   When  a  Partners'   meeting  is  adjourned  to
another time or place,  notice need not be given of the  adjourned  meeting if the  time and  place  thereof  are  announced  at the  meeting  at  which  the adjournment is taken. At the adjourned  meeting,  the Partnership may transact any business  which might have been  transacted  at the original  meeting.  If the  adjournment  is for  more  than  forty-five  (45)  days or if  after  the adjournment a new record date is fixed for the adjourned  meeting, a notice of the  adjourned  meeting  shall be given to each Partner of record  entitled to vote at the meeting in accordance with Section 9.4.

          9.7   Waiver of Notice and Consent to Meeting.  The  transactions of any meeting of Partners,  however  called and noticed,  and wherever held, are as valid as though  conducted  at a meeting  duly held after  regular call and notice,  if a quorum is present  either in person or by proxy,  and if, either before or after the  meeting,  each of the  persons  entitled  to vote and not present  in person or by proxy  signs a written  waiver of notice or a consent to the  holding of the meeting or an  approval  of the  minutes  thereof.  All waivers,  consents and approvals shall be filed with the  Partnership  records or made a part of the minutes of the meeting.  Attendance  at a meeting  shall constitute a waiver of notice of the meeting,  except when the Partner objects at the  beginning  of the  meeting  on the  grounds  that the  meeting  is not lawfully  called or convened and except that  attendance at a meeting is not a waiver of any right to object to the  consideration  of matters required to be included in the notice of the meeting but not so  included,  if the  objection is expressly  made at the meeting.  Neither the business to be  transacted  at nor the purpose of any meeting of Partners  need be  specified  in any written waiver of notice, except as provided in Section 9.6.

          9.8   Quorum.  The  presence  in  person  or by proxy  of more  than forty  percent  (40%) of the  outstanding  Shares on the  record  date for any meeting  constitutes a quorum at such meeting.  The Partners present at a duly called or held  meeting at which a quorum is present may  continue to transact business until adjournment  notwithstanding  the withdrawal of enough Partners to leave less than a quorum,  if any action taken (other than  adjournment) is approved by a majority  vote of those  Partners  present  (except as otherwise may be required by the 1940 Act or the  Partnership  Act). In the absence of a quorum,  any meeting of  Partners  may be  adjourned  from time to time by the vote of a majority in interest of the  Partners  represented  either in person or by proxy,  but no other  business may be  transacted  except as provided in this Section 9.8.  The Managing  General  Partners may adjourn such meeting to such time or times as determined by the Managing General Partners.

          9.9   Required  Vote.  Any  action  which  requires  the vote of the
Limited  Partners  shall  be  adopted  by (i) the  Majority  Vote of the  then outstanding  Shares or (ii) if at a meeting,  a majority  vote of those Shares present if the quorum  requirements  of Section 9.8 hereof have been satisfied
(except as otherwise may be required by the 1940 Act or the Partnership  Act);
provided,  however,  that the admission of a General  Partner when there is no remaining  or  surviving  General  Partner  or an  election  to  continue  the operations of the Partnership when there is no remaining or surviving  General
Partner shall require the affirmative vote of all the Limited Partners.

          9.10  Action by Consent  Without a Meeting.  Any action which may be taken at any  meeting  of the  Partners  may be taken  without a meeting  if a consent in  writing,  setting  forth the  action so taken,  shall be signed by
Partners  having  not less  than the  minimum  number of votes  that  would be necessary  to  authorize  or take that  action at a meeting.  In the event the
Limited Partners are requested to consent to a matter without a meeting,  each
Partner  shall be given  notice  of the  matter  to be voted  upon in the same manner as  described  In Section  9.4.  In the event any General  Partner,  or
Limited Partners  representing 10% or more of the outstanding Shares,  request a meeting for the  purpose of  discussing  or voting on the matter,  notice of such  meeting  shall be given in  accordance  with  Section  9.4 and no action shall be taken until such meeting is held.  Unless delayed in accordance  with the provisions of the preceding  sentence,  any action taken without a meeting will be effective ten (10) days after the required  minimum number of Partners have signed the consent;  however, the action will be effective immediately if the General  Partners and Limited  Partners  representing  at least 90% of the shares of the Partners have signed the consent.

          9.11  Record Date. (a) In order that the  Partnership  may determine the  Partners of record  entitled to notice of or to vote at any  meeting,  or entitled to receive any  distribution  or to exercise any rights in respect of any other lawful action,  the Managing General  Partners,  or Limited Partners
representing  more  than 10% of the  Shares  then  outstanding,  may  fix,  in advance,  a record  date  which is not more than  sixty (60) nor less than ten
(10) days prior to the date of the  meeting  and not more than sixty (60) days prior to any other action. If no record date is fixed:

                    (i) The record date for determining  Partners  entitled to notice  of or to vote at a  meeting  of  Partners  shall  be at the  close  of business on the business day next  preceding  the day on which notice is given or, if notice is waived,  at the close of  business on the  business  day next preceding the day on which the meeting is held.

                    (ii)The record date for determining  Partners  entitled to give consent to Partnership  action in writing  without a meeting shall be the first day on which the first written consent is given.

                    (iii)     The record  date for  determining  Partners  for
any other  purpose  shall be at the close of  business on the day on which the
Managing  General  Partners adopt it, or the sixtieth  (60th) day prior to the date of the other action, whichever is later.

                (b) The  determination  of  Partners  of  record  entitled  to notice of or to vote at a meeting of Partners  shall apply to any  adjournment of the meeting unless the Managing General  Partners,  or the Limited Partners
who called the meeting, fix a new record date for the adjourned meeting,  but the  Managing  General  Partners,  or the Limited  Partners  who
called the  meeting,  shall fix a new record date if the meeting is  adjourned for more than forty-five (45) days from the date set for the original meeting.

                (c) Any  Holder  of a Share  prior  to the  record  date for a meeting  shall be  entitled  to vote at such  meeting,  provided  such  person becomes a Partner prior to the date of the meeting.

          9.12  Proxies.   A  Partner   may  vote  at  any   meeting   of  the
Partnership  by a proxy  executed in writing by the Partner.  All such proxies shall be filed  with the  Partnership  before  or at the time of the  meeting.
The law of Delaware  pertaining to corporate  proxies will be deemed to govern all  Partnership  proxies as if they were  proxies with respect to shares of a
Delaware  corporation.  A proxy may be  revoked by the  person  executing  the proxy in a writing  delivered  to the  Managing  General  Partners at any time prior to its  exercise.  Notwithstanding  that a valid  proxy is  outstanding, powers of the proxy  holder  will be  suspended  if the person  executing  the proxy is present at the meeting and elects to vote in person.

          9.13  Number of Votes.  All Shares have equal  voting  rights.  Each
Partner  shall have the right to vote the number of Shares  standing of record in such  Partner's  name as of the  record  date set  forth in the  notice  of meeting.

          9.14  Communication  Among  Limited  Partners.  Whenever ten (10) or
more Limited  Partners of record of the  Partnership who have been such for at least  six  months  preceding  the  date of  application,  and who hold in the aggregate  either  Shares  having a net asset value of at least  $25,000 or at least 1 per centum of the outstanding  Shares,  whichever is less, shall apply to the  Managing  General  Partners  in  writing,  stating  that  they wish to communicate  with other  Partners  with a view to  obtaining  signatures  to a request for a meeting of Shareholders  pursuant to Section 9.3 and accompanied by a form of  communication  and  request  which  they wish to  transmit,  the
Managing  General  Partners  shall within five  business days after receipt of such application either:

                (a) afford  to such  applicants  access to a list of the names and addresses of all Partners as recorded on the books of the Partnership;

                (b) inform such  applicants  as to the  approximate  number of
Partners of record and the  approximate  cost of mailing to them the  proposed communication and form of request.

                If the Managing  General  Partners  elect to follow the course specified in  Subsection  (b) of this  Section  91.14,  the  Managing  General
Partners,  upon the  written  request  of such  applicants,  accompanied  by a tender  of  the  material  to be  mailed  and of the  reasonable  expenses  of mailing,  shall,  with  reasonable  promptness,  mail  such  material  to  all
Partners  of  record  at  their  addresses  as  recorded  on the  books of the
Partnership,  unless  within five business days after such tender the Managing
General  Partners shall mail to such  applicants and file with the Commission, together with a copy of the material to be mailed, a written  statement signed by at least a majority of the Managing  General Partners to the effect that in their  opinion  either such  material  contains  untrue  statements of fact or omits to state facts  necessary to make the statements  contained  therein not misleading,  or would be in violation of applicable  law, and  specifying  the basis of such opinion.

                After the Commission  has had an opportunity  for hearing upon the  objections  specified  in the written  statement so filed by the Managing
General Partners,  the Managing General Partners or such applicants may demand that  the  Commission  enter an order  either  sustaining  one or more of such objections or refusing to sustain any of such  objections.  in the  Commission shall enter an order refusing to sustain one or more of such  objections,  the
Commission  shall find,  after notice and  opportunity  for hearing,  that all objections so sustained  have been met, and shall enter an order so declaring, the  Managing  General  Partners  shall mail  copies of such  material  to all
Partners  with  reasonable  promptness  after the entry of such  order and the renewal of such tender.

                The  provisions  of  Section  4.8(c),  Section  9.3  and  this
Section 9.14 may not be amended or repealed  without the vote of a majority of the  Managing  General  Partners  and a majority  of the  outstanding  Shares;
provided,   however,   that  such  provisions  shall  be  deemed  null,  void,
inoperative   and   removed   from  this   Partnership   Agreement   upon  the
effectiveness  of any  amendment  to the 1940 Act which  eliminates  them from
Section 16 of the 1940 Act or the  effectiveness of any successor  Federal law governing  the  operating  of the  Partnership  which  does not  contain  such provisions.

      10. DISTRIBUTIONS AND ALLOCATION OF PROFITS AND LOSSES

          10.1  Fees  of  General  Partners.   As  compensation  for  services
rendered to the  Partnership,  each Managing General Partner may be paid a fee during each year, which fee shall be fixed by the Managing  General  Partners.
All the General  Partners  shall be entitled to  reimbursement  of  reasonable expenses  incurred  by them in  connection  with  their  performance  of their duties as General  Partners.  Neither payment of compensation or reimbursement of  expenses  to a  General  Partner  hereunder  nor  payment  of  fees to any
Affiliate  of a  General  Partner  for  the  performance  of  services  to the
Partnership  shall be deemed a distribution  for purposes of Section 10.2, nor shall any such payment affect such person's right to receive any  distribution to which he would otherwise be entitled as a Holder of Shares.

          10.2  Distributions  of Income and Gains.  Subject to the provisions of the  Partnership  Act and the terms of Section  10.4  hereof,  the Managing
General  Partners in their sole  discretion  shall  determine the amounts,  if any, to be distributed  to Holders of Shares,  the record date for purposes of such  distributions  and the time or times  when such  distributions  shall be made.  Distributions of income may be in cash (U.S.  Dollars) or in additional full and fractional  Shares of the  Partnership  valued at the Net Asset Value on the record date.  With respect to net capital  gains,  if any, the Managing
General  Partners  may  determine  annually  what  portion,  if  any,  of  the
Partnership's  capital gains will be distributed and any such distribution may be in cash or in additional  full and fractional  Shares of the Partnership at the Net Asset Value on the record date.  Notwithstanding  the  foregoing,  the
Managing  General  Partners shall not be required to make any  distribution of income or capital gains for any taxable year.

          10.3  Allocation of Income,  Gains, Losses,  Deductions and Credits.
The net income,  gains,  losses,  deductions  and  credits of the  Partnership shall be allocated equally among the outstanding  Shares of the Partnership on a regular  basis to be  determined by the Managing  General  Partner.  The net income  earned by the  Partnership  shall  consist of the interest  accrued on portfolio  securities,  less expenses,  since the most recent determination of income.  Amortization  of original issue discount will be treated as an income item.  Market  discount,  if any,  will be treated as income  items  except as otherwise  required for Federal income tax purposes.  Any permissible  Federal income tax elections or methods  regarding  original  issue  discount,  market discount and  amortization  of bond premium shall be made at the discretion of the Managing  General  Partners.  Expenses of the Partnership  will be accrued on a regular  basis to be  determined  by the  Managing  General  Partners.  A
Holder  of a Share  shall be  allocated  with the  proportionate  part of such items actually  realized by the  Partnership for each such full accrual period during which such Share was owned by such Holder.  A person shall be deemed to be a Holder of a Share on a specific  day if he is the  record  holder of such
Share on such day  (regardless  of whether or not such  record  holder has yet been admitted as a Partner).

          10.4  Returns  of  Contributions.  Except  upon  dissolution  of the
Partnership  by  expiration  of its term or  otherwise  pursuant to Section 12
hereof   (which  shall  be  the  time  for  return  to  each  Partner  of  his contributions,  subject to the priorities therein), and except upon redemption of Shares of the  Partnership  as  provided  in Section 8, no Partner  has the right to demand  the  return  of any part of his  contribution.  The  Managing
General  Partners may,  however,  from time to time,  elect to permit  partial returns of contributions to Holders of Shares, provided that:

                (a) all  liabilities of the  Partnership to persons other than
General  and  Limited   Partners   have  been  paid  or,  in  the  good  faith
determination of the Managing General Partners,  there remains property of the
Partnership sufficient to pay them; and

                (b) the  Managing  General  Partners  cause the records of the
Partnership to be amended to reflect a reduction in contributions.

                In the event that the Managing  General Partners elect to make a partial  return of  contributions  to Holders of Shares,  such  distribution shall  be made to all of the  Holders  of  Shares  in  accordance  with  their positive book Capital Account balances.  Each General and Limited Partner,  by becoming such Partner,  consents to any such pro rata  distribution  therefore or thereafter  duly authorized and made in accordance with such provisions and to any distribution through redemption of Shares pursuant to Section 8 above.

          10.5  Capital  Accounts.  Unless  additional  capital  accounts  are
required  to  be  maintained  for  accounting   purposes  in  accordance  with
generally  accepted  accounting  principles,  the Partnership  shall generally maintain one Capital  Account for each Partner.  Each Capital Account shall be credited with the Partner's capital contributions and share of profits,  shall be charged with such partner's share of losses,  distributions and withholding taxes (if any) and shall otherwise  appropriately  reflect transactions of the
Partnership  and the  Partners.  At the end of each day, the Capital  Accounts of all  Partners  shall be adjusted to reflect  the  Partnership's  income (or loss)  which has accrued for that day.  The Capital  Accounts  will be subject to further  adjustment  as provided by Section  10.6.  Additional  adjustments shall then be made to reflect any purchases and  redemptions  of Shares by the
Partners.  A  Substituted  Limited  Partner  shall be deemed to succeed to the
Capital Account of the Partner whom such Substituted Limited Partner replaced.

          10.6  Allocations of Capital Gains and Losses and Additional Rules.

                (a) Short Term Gains and  Losses.  At the end of every  month, short term  capital  gains and losses  for that  month will be  allocated  and credited  (or  charged  in the  event of  losses)  to each  Partner's  Capital
Account for those  Partners of record as of the last day of that month,  based upon the number of  outstanding  Shares of the  Partnership as of the last day of the month.

                (b) Long  Term  Gains  and  Losses.  At the end of every  year
(or shorter period at the discretion of the Managing General  Partners),  long term  capital  gains and losses for that year will be  allocated  and credited
(or  charged in the event of losses) to each  Partner's  Capital  Account  for those  Partners of record as of the last day of that year (or  shorter  period at the discretion of the Managing General Partners),  based upon the number of outstanding Shares of the Partnership as of the last day of the year.

                (c)  Minimum  Gain  Chargeback.  In the event  that there is a net  decrease in the  Partnership's  Minimum  Gain during any taxable year and any  Partner  has a  negative  Capital  Account  (after  taking  into  account reductions  for items  described  in  paragraphs  (4), (5) and (6) of Treasury
Department  Regulations  Section   1.704-1(b)(2)(ii)(d))   and  such  negative
balance  exceeds the sum of mount that such  Partner is  obligated  to restore upon  liquidation  of the  Partnership  and (ii) such  Partner's  share of the
Minimum Gain at the end of such taxable year,  such Partner shall be allocated
Partnership profits for such year (and, if necessary,  subsequent years) in an amount  necessary  to  eliminate  such excess  negative  balance as quickly as possible.  Allocations of profits to such Partners having such excess negative
Capital  Accounts  shall be made in  proportion  to the amounts of such excess negative  Capital Account  balances.  The term "Minimum Gain" means the excess of the outstanding  balances of all nonrecourse  indebtedness which is secured by property of the  Partnership  over the adjusted  basis of such property for
Federal income tax purposes,  as computed in accordance with the provisions of
Treasury  Department  Regulations  Section  1.704-1(b)(4)(iv)(c).  A Partner's
share  of  Minimum  Gain  shall  be  computed  in  accordance   with  Treasury
Department Regulations Section 1.704-1(b)(4)(iv)(f).

                (d)  Qualified  Income  Offset.  Notwithstanding  anything  in
Sections 10.3 and 10.6 to the contrary,  in the event any Partner unexpectedly receives any adjustments,  allocations or distributions  described in Treasury
Department        Regulations        Sections         1.704-1(b)(2)(ii)(d)(4),
1.704-1(b)(2)(ii)(d)(5)  or  1.704-1(b)(2)(ii)(d)(6),   items  of  Partnership
income and gain shall be specially  allocated to such Partner in an amount and manner  sufficient to eliminate the deficit balance in his Capital Account (in excess  of (i) the  amount  he is  obligated  to  restore  liquidation  of the
Partnership  or upon  liquidation of his interest in the  Partnership  and his share  of the  Minimum  Gain)  created  by such  adjustments,  allocations  or distributions as quickly as possible.

                (e)  Conformance   with  Treasury   Regulations.   Allocations
pursuant to the Partnership  Agreement may further be modified by the Managing
General  Partners,  if  necessary,  in order to comply with existing or future
Treasury Regulations.

      11. ASSIGNMENT OF SHARES; SUCCESSOR IN INTEREST;
          SUBSTITUTION OF PARTNERS

          11.1   Prohibition   on  Assignment.   Except  for   redemptions  as
provided  in Section 8, a Partner  shall not have the right to sell,  transfer or assign his Shares to any other person, but may pledge them as collateral.

          11.2  Rights of the  Holders  of Shares as  Collateral  or  Judgment
Creditor.  In the event that any person  who is holding  Shares as  collateral or any judgment  creditor  becomes the owner of such Shares due to foreclosure or  otherwise,  such person  shall not have the right to be  substituted  as a
Limited  Partner,  but shall only have the rights,  upon the  presentation  of evidence  satisfactory  to the  Managing  General  Partners  of his  right  to succeed to the interests of the Limited Partner, set forth immediately below:

                (a) to redeem the  Shares in  accordance  with the  provisions of Section 8 hereof; and

                (b) to receive  any  distributions  made with  respect to such
Shares.

                Upon receipt by the  Partnership of evidence  satisfactory  to the Managing  General  Partners of his  ownership  of Shares,  the owner shall become a  Holder  of  Record  of the  subject  Shares  and his  name  shall be recorded  on the  books  of  record  of the  Partnership  maintained  for such purpose either by the Partnership or its Transfer  Agent.  Such owner shall be liable  to  return  any  excess  distributions  pursuant  to  Section  5.8(a).
However,  such  owner  shall  have  none of the  rights  or  obligations  of a
Substituted  Limited  Partner  unless  and until he is  admitted  as such.  In addition,  a creditor who makes a non-recourse  loan to the  Partnership  must not have or  acquire,  at any time as a result of making the loan,  any direct or indirect  interest in the profits,  capital or property of the  Partnership other than as secured creditor.

          11.3  Death,   Incompetency,   Bankruptcy  or   Termination  of  the
Existence  of a  Partner.  In the  event of the  death or an  adjudication  of incompetency  or  bankruptcy  of an  individual  Partner (or, in the case of a
Partner that is a  corporation,  association,  partnership,  joint  venture or trust, an adjudication of bankruptcy,  dissolution or other termination of the existence  of such  Partner),  the  successor  in  interest  of  such  Partner
(including   without   limitation  the  Partner's   executor,   administrator,
guardian,  conservator,  receiver  or other  legal  representative),  upon the presentation of evidence  satisfactory to the Managing General Partners of his right to succeed to the  interests of the  Partner,  shall have the rights set forth below:

                (a) to redeem the Shares of the  Partner  in  accordance  with the provisions of Section 8 hereof;

                (b) to receive  any  distributions  made with  respect to such
      Shares; and

                (c) to be  substituted  as a Limited  Partner upon  compliance with the  conditions  of the  admission  of a Limited  Partner as  provided in
Sections 5 and 11 hereof.

                Upon receipt by the  Partnership of evidence  satisfactory  to the Managing  General Partners of his right to succeed to the interests of the
Partner,  the  successor  in interest  shall  become a Holder of Record of the subject  Shares and his name shall be  recorded  on the books of record of the
Partnership  maintained  for such  purpose  either by the  Partnership  or its
Transfer Agent.

          11.4  Substituted  Limited  Partners.  (a) A person shall not become a Substituted  Limited Partner unless the Managing General Partners consent to
such   substitution   (which   consent  may  be  withheld  in  their  absolute
discretion)  and receive  such  instruments  and  documents  (including  those specified in Section 5.2), and such  reasonable  transfer fees as the Managing
General Partners may require.

                (b) The original  Limited  Partner shall cease to be a Limited
Partner,  and the person to be substituted shall become a Substituted  Limited
Partner,  as of the date on which the person to be  substituted  has satisfied the  requirements  set  forth  above  and as of the  date the  records  of the
Partnership  are amended to reflect his  admission  as a  Substituted  Limited
Partner.  Thereafter  the  original  Limited  Partner  shall have no rights or obligations with respect to the Partnership  insofar as the Shares transferred to the Substituted Limited Partner are concerned.

                (c) Unless and until a person  becomes a  Substituted  Limited
Partner,  his status and rights  shall be limited to the rights of a Holder of
Shares pursuant to Sections  11.3(a) and 11.3(b).  A Holder of Shares who does not become a  Substituted  Limited  Partner shall have no right to inspect the
Partnership's  books  or to  vote on any of the  matters  on  which a  Limited
Partner  would be  entitled  to vote.  A Holder  of  Shares  who has  become a
Substituted  Limited Partner has all the rights and powers,  and is subject to the restrictions and liabilities,  of a Limited Partner under this Partnership
Agreement.

                (d) Any person  admitted to the  Partnership  as a Substituted
Limited  Partner  shall be  subject  to and  bound by the  provisions  of this
Partnership Agreement as if originally a party to this Partnership Agreement.

      12. DISSOLUTION AND TERMINATION OF THE PARTNERSHIP

          12.1  Dissolution.  The  Partnership  shall  be  dissolved  and  its affairs  shall be wound up upon  the  happening  of the  first to occur of the following:
                (a) the stated term of the  Partnership has expired unless the
Partners by a Majority Vote have previously amended the Partnership  Agreement to establish a different term;

                (b) the Partnership has disposed of all of its assets;

                (c) a General  Partner has ceased to be a General  Partner and the remaining  General  Partners  elect not to continue the  operations of the
Partnership;

                (d) there  is only  one  General  Partner  remaining  and such
General  Partner  has  ceased to be a General  Partner as set forth in Section
4.8;  provided,  however,  that if the last  remaining  or  surviving  General
Partner  ceases to be a General  Partner  other than by  removal,  the Limited
Partners  may  agree by  unanimous  vote to  continue  the  operations  of the
Partnership and to admit one or more General  Partners in accordance with this
Partnership Agreement;

                (e) a decree of  judicial  dissolution  has been  entered by a court of competent jurisdiction; or

                (f) the  Partners  by a Majority  Vote have voted to  dissolve the Partnership.

          12.2  Liquidation.  (a) In the event of  dissolution  as provided in
Section 12.1, the assets of the Partnership shall be distributed as follows:

                    (i) all of the  Partnership's  debts  and  liabilities  to persons (including  Partners to the extent permitted by law) shall be paid and discharged,  and any reserve deemed necessary by the Managing General Partners for the payment of such debts shall be set aside; and

                    (ii)the balance of the assets of the Partnership  (and any reserves not  eventually  used to satisfy debts of the  Partnership)  shall be distributed  pro rata to the Partners in accordance  with their  positive book
Capital Account balances.

                (b) Upon  dissolution,  each Partner  shall look solely to the assets of the  Partnership  for the  return of his  capital  contribution  and shall be entitled only to a distribution  of  Partnership  property and assets in return  thereof.  If the Partnership  property  remaining after the payment or discharge of the debts and  liabilities of the  Partnership is insufficient to return the capital  contribution  of each  Limited  Partner,  such  Limited
Partner shall have no recourse against any General Partner,  the assets of any other  partnership  of which any  General  Partner is a partner,  or any other
Limited  Partner.  The  winding up of the affairs of the  Partnership  and the distribution  of its assets  shall be  conducted  exclusively  by the Managing
General  Partners,  who  are  authorized  to do any and all  acts  and  things authorized by law for these purposes.  In the event of dissolution where there is no  remaining  General  Partner,  and there is a failure  to  appoint a new
General  Partner,  the  winding up of the affairs of the  Partnership  and the distribution  of its  assets  shall be  conducted  by such  persons  as may be selected by Majority  Vote,  which person is hereby  authorized  to do any and all acts and things authorized by law for these purposes.

          12.3  Termination.  Upon  the  completion  of  the  distribution  of
Partnership  assets as provided in this  Section  and the  termination  of the
Partnership,  the General  Partner(s) or other person acting as liquidator (or the Limited  Partners,  if necessary)  shall cause the  Certificate of Limited
Partnership  of the  Partnership  to be  canceled  and shall  take such  other actions as may be necessary to legally terminate the Partnership.

      13. BOOKS, RECORDS, ACCOUNTS AND REPORTS

          13.1  Books and  Records.  The  Partnership  shall  maintain  at its principal office or at the offices of its investment  adviser,  administrator, custodian,  Transfer Agent or other agent  appointed by the  Partnership  such books  and  records  as are  required  by the  1940 Act or  necessary  for the operation of the Partnership.

          13.2  Limited  Partners'  Access to  Information.  (a) Each  Limited
Partner shall have the right,  subject to such reasonable  standards as may be established  by the  Managing  General  Partners,  to obtain from the Managing
General  Partners  from time to time upon  reasonable  demand for any  purpose reasonably related to the Limited Partner's interest as a Limited Partner:

                    (1) True and full information  regarding the status of the business and financial condition of the Partnership;

                    (2) Promptly  after  becoming  available,  a  copy  of the
Partnership's Federal, state and local income tax returns for each year;

                    (3) A current  list of the name and last  known  business, residence or mailing address of each Partner;

                    (4) A copy of the  Partnership  Agreement and  Certificate of Limited  Partnership  and all amendments  thereto,  together with copies of any powers of attorney  pursuant to which the  Partnership  Agreement  and any
Certificate  of  Limited  Partnership  and all  amendments  thereto  have been executed;

                    (5) True and full  information  regarding  the  amount  of cash  and a  description  and  statement  of the  agreed  value  of any  other property or services  contributed  by each  Partner and which each Partner has agreed  to  contribute  in the  future,  and the date on which  each  became a
Partner; and

                    (6) Such other  Information  regarding  the affairs of the
Partnership as is just and reasonable.

                (b) The   Managing   General   Partners   shall  cause  to  be
transmitted  to each Partner such other  reports and  information  as shall be required by the 1940 Act, the Partnership Act or the Tax Code.

          13.3  Accounting  Basis and Fiscal  Year.  The  Partnership's  books and  records  (i)  shall be kept on a basis  chosen  by the  Managing  General
Partners  in  accordance   with  the  accounting   methods   followed  by  the
Partnership  for Federal income tax purposes and otherwise in accordance  with generally accepted accounting  principles applied in a consistent manner, (ii)
shall reflect all  Partnership  transactions,  (iii) shall be appropriate  and adequate  for the  Partnership's  business  and for  the  carrying  out of all provisions  of this  Partnership  Agreement,  and  (iv)  shall be  closed  and balanced at the end of each  Partnership  fiscal year.  The fiscal year of the
Partnership shall be the calendar year.

          13.4  Tax  Returns.   The   Managing   General   Partners,   at  the
Partnership's   expense,  shall  cause  to  be  prepared  any  income  tax  or information  returns  required to be made by the  Partnership and shall father cause such returns to be timely filed with the appropriate authorities.

          13.5  Filings  with  Regulatory   Agencies.   The  Managing  General
Partners, at the Partnership's  expense, shall cause to be prepared and timely filed  with  appropriate  Federal  and  state  regulatory  and  administrative bodies,  all  reports  required  to be filed  with such  entitles  under  then current applicable laws, rules and regulations.

          13.6  Tax  Matters  and  Notice   Partners.   The  Managing  General
Partners  shall  designate  one or more  General  Partners as the "Tax Matters
Partner"  and the  "Notice  Partner" of the  Partnership  in  accordance  with
Sections  6231(a)(7) and (8) of the Tax Code, and each such Partner shall have no personal  liability arising out of his good faith performance of his duties
in  such  capacity.   The  "Tax  Matters   Partner"  is  authorized,   at  the
Partnership's  sole cost and expense,  to represent the  Partnership  and each
Limited  Partner in  connection  with all  examinations  of the  Partnership's affairs  by  tax  authorities,  including  any  resulting  administrative  and judicial  proceedings.  Each  Limited  Partner  agrees to  cooperate  with the
Managing  General  Partners and to do or refrain from doing any and all things
reasonably   required  by  the  Managing  General  Partners  to  conduct  such proceedings.  The  Managing  General  Partners  shall have the right to settle any audits without the consent of the Limited Partners.

      14. AMENDMENTS OF PARTNERSHIP DOCUMENTS

          14.1  Amendments  in General.  Except as otherwise  provided in this
Partnership  Agreement,  the Partnership  Agreement may be amended only by the
General Partners.

          14.2  Amendments  Without Consent of Limited  Partners.  In addition to  any  amendments  otherwise  authorized  herein  and  except  as  otherwise provided,  amendments may be made to this  Partnership  Agreement from time to time by the General  Partners  without  the  consent of the Limited  Partners, including,  without  limitation,  amendments:  (i) to reflect the  retirement, resignation,  death or incompetency of a Managing General Partner; (ii) to add to the duties or  obligations  of the General  Partners,  or to surrender  any right or power granted to the General Partners herein,  for the benefit of the
Limited  Partners;  (iii) to change the name or  investment  objective  of the
Partnership;  (iv) to correct any false or erroneous  statement,  or to make a change in any statement in order to make such statement  accurately  represent the  agreement  among the  General  and  Limited  Partners;  (v) to supply any omission  or to cure,  correct  or  supplement  any  ambiguous,  defective  or inconsistent  provision  hereof;  or (vi) to make  such  amendments  as may be necessary to conform this  Partnership  Agreement to the  requirements  of the
Partnership  Act,  the 1940 Act,  the Tax Code or any other law or  regulation applicable to the Partnership, as now or hereafter in effect.

          14.3  Amendments    Needing    Consent   of    Affected    Partners.
Notwithstanding  any other provision of this  Partnership  Agreement,  without the consent of the Partner or  Partners  to be  affected by any  amendment  to this Agreement,  this Partnership  Agreement may not be amended to (i) convert a Limited Partner's  interest into a General Partner's  interest,  (ii) modify the limited  liability  of a Limited  Partner,  (iii) alter the  interest of a
Partner in income, gain, loss, deductions, credits and distributions,  or (iv)
increase, add or alter any obligation of any Limited Partner.

          14.4  Amendments  to  Certificate  of Limited  Partnership.  (a) The
Managing  General  Partners  shall  cause to be filed  with the  Secretary  of
State,  within  ninety (90) days after the  happening of any of the  following events, an amendment to the Certificate of Limited Partnership  reflecting the occurrence of any of the following events:

                    (i) The admission of a new General Partner;

                    (ii)The withdrawal of a General Partner; or

                    (iii)     A  change  in the name of the  Partnership,  or,
except as provided in Sections  17-104(b)  and (c) of the  Partnership  Act, a
change  in the  address  of the  registered  office or a change in the name or address of the registered agent of the Partnership.

                (b) A Managing  General  Partner  shall cause to be filed with the Secretary of State an amendment to the Certificate of Limited  Partnership correcting  any  false  or  erroneous  material  statement  contained  in  the
Certificate of Limited Partnership  promptly after the discovery of such false or erroneous statement by such Managing General Partner.

                (c) Any Certificate of Limited  Partnership  filed or recorded in  jurisdictions  other  than  Delaware  shall  be  amended  as  required  by applicable law.

                (d) The  Certificate  of  Limited   Partnership  may  also  be
amended at any time in any other  manner  deemed  appropriate  by the  General
Partners.

          14.5  Amendments  After Change of Law.  This  Partnership  Agreement
and any other Partnership  documents may be amended and refiled, if necessary, by the General  Partners  without the consent of the Limited Partners if there occurs any change that permits or requires an  amendment  of this  Partnership
Agreement  under  the  Partnership  Act or of any other  Partnership  document under applicable law, so long as no Partner is adversely  affected (or consent is given by such Partner).

      15. MISCELLANEOUS Provisions

          15.1  Notices.   (a)  Any   written   notice,   offer,   demand   or
communication  required  or  permitted  to be given by any  provision  of this
Partnership  Agreement,  unless otherwise specified herein, shall be deemed to have been sufficiently  given for all purposes if delivered  personally to the person to whom the same is directed  or if sent by first class mail  addressed
(i) if to a General Partner,  to the principal place of business and office of the  Partnership  specified  in this  Partnership  Agreement  and (ii) if to a
Limited  Partner,  to such  Limited  Partner's  address of  record;  provided, however,  that notice given by any other means shall be deeded  sufficient  if actually received by the person to whom it is directed.

                (b) Except as  otherwise  specifically  provided  herein,  any such  notice  that is sent by first class mail shall be deemed to be given two
(2) days after the date on which such notice is mailed.

                (c) The   Managing    General    Partners   may   change   the
Partnership's  address for  purposes of this  Partnership  Agreement by giving written  notice  of such  change  to the  Limited  Partners,  and any  Limited
Partner may change his address for purposes of this  Partnership  Agreement by giving written notice of such change to the Managing General Partners,  in the manner herein provided for the giving of notices.

          15.2  Section  Headings.  The Section  headings in this  Partnership
Agreement are inserted for convenience and  identification  only and are in no way  intended  to  define  or  limit  the  scope,  extent  or  intent  of this
Partnership Agreement or any of the provisions hereof.

          15.3  Construction.  Whenever  the  singular  number is used herein, the same shall  include the plural;  and the neuter,  masculine  and  feminine genders shall include each other,  as applicable.  If any language is stricken or deleted from this  Partnership  Agreement,  such  language  shall be deemed never  to have  appeared  herein  and no  other  implication  shall  be  drawn therefrom.  The language in all parts of this  Partnership  Agreement shall be in all cases  construed  according to its fair meaning and not strictly for or against the General Partners or the Limited Partners.

          15.4  Severability.  If any covenant,  condition,  term or provision of this  Partnership  Agreement is illegal,  or if the application  thereof to any  person  or  in  any  circumstance  shall  to  any  extent  be  judicially determined to be invalid or  unenforceable,  the remainder of this Partnership
Agreement, or the application of such covenant,  condition,  term or provision to persons or in  circumstances  other than those to which it is held  invalid or unenforceable,  shall not be affected thereby, and each remaining covenant, condition,  term and provision of this  Partnership  Agreement  shall be valid and enforceable to the fullest extent permitted by law.

          15.5   Governing   Law.   Notwithstanding   the  place   where  this
Partnership  Agreement  may be  executed  by any of the  parties  hereto,  the parties  expressly  agree that all the terms and  provisions  hereof  shall be construed  under the laws of the State of  Delaware  and that the  Partnership
Act as now adopted  and as may be  hereafter  amended  from time to time shall govern the partnership aspects of this Partnership Agreement.

          15.6  Counterparts.  This  Partnership  Agreement may be executed in one or more counterparts,  each of which shall, far all purposes, be deemed an original and all of such  counterparts,  taken together,  shall constitute one and the same Partnership Agreement.

          15.7  Entire   Agreement.   This   Partnership   Agreement  and  the
separate  subscription  agreements of each Limited Partner and General Partner constitute  the  entire  agreement  of the  parties as to the  subject  matter hereof.  All prior  agreements  among the  parties  as to the  subject  matter hereof,  whether  written or oral,  are merged herein and shall be of no force
or  effect.  This  Partnership  Agreement  cannot  be  changed,   modified  or
discharged  orally,  but  only  by an  agreement  in  writing.  There  are  no representations,  warranties or agreements  other than those set forth in this
Partnership Agreement and such separate subscription agreements, if any.

          15.8  Cross-References.  All  cross-references  in this  Partnership
Agreement,  unless  specifically  directed to another  agreement  or document, refer to provisions in this Partnership Agreement.

          15.9 Power of  Attorney to the General  Partners.  (a) Each  Partner
hereby makes,  constitutes and appoints each Managing  General Partner and any person  designated by the Managing General Partners,  with full  substitution, his agent and  attorney-in-fact  in his name, place and stead, to take any and all actions  and to make,  execute,  swear to and  acknowledge,  amend,  file, record and deliver the following  documents and any other documents  deemed by
the  Managing   General   Partners   necessary  for  the   operations  of  the
Partnership:  (i) any  Certificate  of Limited  Partnership  or Certificate of
Amendment  thereto,  required  or  permitted  to be  filed  on  behalf  of the
Partnership,  and any and all certificates as necessary to qualify or continue the  Partnership as a limited  partnership or partnership  wherein the Limited
Partners  thereof have limited  liability in the states where the  Partnership may be conducting  activities,  and all  instruments  which effect a change or
modification  of  the   Partnership  in  accordance   with  this   Partnership
Agreement;  (ii) this  Partnership  Agreement  and any  amendments  thereto in accordance with this Partnership  Agreement;  (iii) any other instrument which is now or which may  hereafter  be required or advisable to be filed for or on behalf of the  Partnership;  (iv) any document which may be required to effect the  continuation of the Partnership,  the admission of an additional  Limited
Partner or Substituted  Limited Partner, or the dissolution and termination of the  Partnership  (provided such  continuation,  admission or dissolution  and termination is in accordance  with the terms of this  Partnership  Agreement), or to reflect any  reductions or additions in the amount of the  contributions of Partners,  in each case having the power to execute such instruments on his behalf, whether the undersigned approved of such action or not;
and  (v)  any  document  containing  any  investment   representations  and/or
representations  relating  to  the  citizenship,   residence  and  tax  status
required by any state or Federal law or regulation.

                (b) This  Power of  Attorney  is a special  Power of  Attorney coupled  with an  interest,  and shall not be revoked  and shall  survive  the transfer  by any  Limited  Partner  of  all or  part  of his  interest  in the
Partnership  and,  being coupled with an interest,  shall survive the death or disability  or  cessation  of the  existence  as a legal entity of any Limited
Partner;  except that where the  successor  in interest  has been  approved by said  attorney  for  admission to the  Partnership  as a  Substituted  Limited
Partner,  this Power of  Attorney  shall  survive  the  transfer  for the sole purpose  of  enabling  said  attorney  to  execute,  acknowledge  and file any instrument necessary to effectuate such substitution.

                (c) Each Limited  Partner  hereby gives and grants to his said attorney  under this Power of  Attorney  full  power and  authority  to do and perform  each and every  act and  thing  whatsoever  requisites  necessary  or appropriate  to be done in or in  connection  with this Power of  Attorney  as fully to all  intents  and  purposes  as he  might  or could do if  personally present,  hereby  ratifying  all that his said attorney  shall  lawfully do or cause to be done by virtue of this Power of Attorney.

                (d) The  existence  of  this  Power  of  Attorney   shall  not
preclude  execution of any such instrument by the undersigned  individually on any such  matter.  A person  dealing  with the  Partnership  may  conclusively presume and rely on the fact that any such  instrument  executed by such agent and  attorney-in-fact  is  authorized,  regular  and binding  without  further inquiry.

                (e) The appointment of each Managing  General Partner and each designee of that General  Partner as  attorney-in-fact  pursuant to this Power of Attorney  automatically  shall  terminate as to such person at such time as he ceases to be a General  Partner and from such time shall be effective  only as to substitute or additional  General  Partners  admitted in accordance with this Partnership Agreement and his designees.

          15.10 Further  Assurances.  The Limited  Partners  will  execute and deliver  such further  instruments  and do such further acts and things as may be  required  to  carry  out the  intent  and  purposes  of  this  Partnership
Agreement.

          15.11 Successors  and  Assigns.  Subject  in  all  respects  to  the limitations on transferability  contained herein,  this Partnership  Agreement shall  be  binding  upon,  and  shall  inure to the  benefit  of,  the  heirs, administrators,  personal  representatives,  successors  and  assigns  of  the respective parties hereto.

          15.12 Waiver of Action for  Partition.  Each of the  parties  hereto irrevocably  waives during the term of the  Partnership  and during the period of its liquidation  following any  dissolution,  any right that he may have to maintain  any action for  partition  with  respect to any of the assets of the
Partnership.

          15.13 Creditors.   None  of  the  provisions  of  this   Partnership
Agreement  shall be for the benefit of or  enforceable by any of the creditors of the Partnership or the Partners.

          15.14 Remedies.  The rights and remedies of the  Partners  hereunder shall not be mutually exclusive,  and the exercise by any Partner of any right to which he is entitled  shall not preclude the exercise of any other right he may have.

          15.15 Custodian.  All assets of the  Partnership  shall be held by a custodian  meeting the  requirements of the 1940 Act, and may be registered in the name of the  Partnership  or such  custodian or nominee.  The terms of the custodian agreement shall be determined by the Managing General Partners.

          15.16 Use of Name "First Trust".  Clayton Brown & Associates,  Inc.,
as the  initial  distributor  of  Shares,  hereby  consents  to the use by the
Partnership  of the name  "First  Trust"  as part of the  Partnership's  name;
provided,  however, that such consent shall be conditioned upon the employment of Clayton Brown &  Associates,  Inc. or one of its  affiliates  (collectively
"Clayton Brown") as an investment adviser of the Partnership.  The name "First
Trust"  or any  variation  thereof  may be used  from  time  to time in  other connections  and for other  purposes  by  Clayton  Brown and other  investment companies that have obtained  consent to use the name "First  Trust."  Clayton
Brown shall have the right to require the  Partnership to cease using the name
"First Trust" as part of the  Partnership's  name if the  Partnership  ceases, for any reason,  to employ  Clayton Brown as its  investment  adviser.  Future names  adopted by the  Partnership  for itself,  insofar as such names include identifying  words  requiring  the  consent  of  Clayton  Brown,  shall be the property  of  Clayton  Brown  and  shall  be  subject  to the same  terms  and conditions.

          15.17 Authority.   Each   individual   executing  this   Partnership
Agreement on behalf of a partnership,  corporation,  or other entity  warrants that he is  authorized  to do so and  that  this  Partnership  Agreement  will constitute the legal binding obligation of the entity which he represents.

           15.18Signatures.  The  signature of a Managing  General  Partner or an officer or agent of the Partnership  duly appointed by the Managing General
Partners  shall be sufficient to bind the  Partnership  to any agreement or on any document,  including,  but not limited to,  documents  drawn or agreements made in connection with the acquisition or disposition of any assets.

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Centennial America Fund, L.P.

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Investment Advisor
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Distributor

Centennial Asset Mangement Corporation
Two World Trade Center
New York, New York 10048-0203

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217
1-800-525-9310 (from within the U.S.)
303-768-3200 (from outside the U.S.)

Custodian of Portfolio Securities
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Auditors

Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Myer, Swanson, Adams &Wolf, P.C.
1600 Broadway
Denver, Colorado 80202
PX0870.001.0401

* Trustee who is an “interested person” of the Fund and by the Manager.